UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: September 30

Date of reporting period:   March 31, 2022

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the reporting period ended March 31, 2022 originally filed with the Securities and Exchange Commission on June 1, 2022 (Accession Number 0001193125-22-165025). The sole purpose of this amendment is to provide a corrected Report to Shareholders for the Access Capital Community Investment Fund provided in response to Item 1 so as to update the stated investment objective for the Fund. Except as set forth above, this amendment does not amend, update or change any other Report to Shareholders, items or disclosures found in the original Form N-CSR filing.

    Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

Semi-Annual Report

For the six months ended March 31, 2022

Access Capital Community Investment Fund

RBC Impact Bond Fund

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- Access Capital Community Investment Fund	5
	- RBC Impact Bond Fund	6
	Schedule of Portfolio Investments	8
	Financial Statements
	- Statements of Assets and Liabilities	47
	- Statements of Operations	49
	- Statements of Changes in Net Assets	50
	Financial Highlights	52
	Notes to Financial Statements	58
	Share Class Information	73
	Supplemental Information	74
	Statement Regarding Liquidity Risk Management Program (Unaudited)	76

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Senior Portfolio Manager

Brian is a senior portfolio manager within the RBC GAM-US fixed income team. He has been the lead portfolio manager for RBC GAM-US’s impact investing strategies since 2006 along with many government and mortgage strategies. Brian joined RBC GAM-US in 2005 and has co-led the Minneapolis-based fixed income group since 2012. He had previously held several risk management, research, and trading positions with a large American multinational financial services company and first started in the investment industry in 1992. Brian earned a BS in economics from the University of Minnesota and a BBA in finance and MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

    PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2022 (Unaudited)

Access Capital Community Investment Fund
Class A(c)
- Including Max Sales Charge of 3.75%	(8.80)%	(1.00)%	(0.09)%	0.72%	3.15%
- At Net Asset Value	(5.24)%	0.26%	0.67%	1.10%	3.31%	0.80%	0.86%
Class I(e)
- At Net Asset Value	(4.91)%	0.61%	1.02%	1.46%	3.63%	0.45%	0.52%
Class IS(f)
- At Net Asset Value	(4.87)%	0.62%	1.11%	1.61%	3.86%	0.40%	0.55%
Bloomberg Barclays U.S. Securitized Index(h)	(4.86)%	0.66%	1.44%	1.76%	4.16%
RBC Impact Bond Fund
Class A(d)
- Including Max Sales Charge of 3.75%	(8.54)%	(0.06)%	N/A	N/A	0.28%
- At Net Asset Value	(5.01)%	1.21%	N/A	N/A	1.18%	0.70%	54.43%
Class I
- At Net Asset Value	(4.66)%	1.54%	N/A	N/A	1.49%	0.45%	0.73%
Class R6
- At Net Asset Value	(4.71)%	1.55%	N/A	N/A	1.54%	0.40%	0.62%
Class Y(g)
- At Net Asset Value	(4.83)%	1.24%	N/A	N/A	1.20%	0.40%	0.59%
Bloomberg Barclays U.S. Aggregate Bond Index(h)	(4.15)%	1.69%	2.14%	2.24%	4.36%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The Funds’ expenses are from the Funds’ most recent prospectus dated January 28, 2022 and reflect the most recent fiscal year ended September 30, 2021. For Class Y of Impact Bond Fund, the expenses reflect the period from April 12, 2021 (commencement of operations) to September 30, 2021.

(b)

The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses (excluding certain fees such as brokerage costs, interest, taxes and acquired fund fees and expenses) at 0.80% for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares of the Access Capital Community Investment Fund and at 0.70% for Class A shares, 0.45% for Class I shares, 0.40% for Class R6 shares and 0.40% for Class Y shares of the Impact Bond Fund until January 31, 2023.

PERFORMANCE SUMMARY (UNAUDITED)

(c)

The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(d)

The inception date for Class A shares of the Fund is January 28,2020. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(e)

Class I shares commenced operations on July 28, 2008. The performance in the table prior to that date reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(f)

The inception date for Class IS shares of the Fund is March 11, 2019. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class IS shares, as applicable.

(g)

The inception date for Class Y shares of the Fund is April 12, 2021. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class Y shares, as applicable.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The Bloomberg Barclays US Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg Barclays US Aggregate Bond Index. You cannot invest directly in an index.

The Bloomberg Barclays US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

	FUND STATISTICS (UNAUDITED)
	Access Capital Community Investment Fund
Investment Objective

Seeks to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

Benchmark	Bloomberg Barclays U.S. Securitized Index
Asset Allocation as of 3/31/22 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)	Fannie Mae, Pool #BL4650,	1.16%	California Health Facilities	0.82%
	2.30%, 10/1/31		Financing Authority, Revenue,
	Freddie Mac, Pool #RA5020,	1.06%	2.70%, 6/1/30
	2.00%, 4/1/51		Freddie Mac, Pool #RA3249,	0.73%
	Freddie Mac, Pool #RA5427,	1.06%	2.50%, 8/1/50
	2.50%, 6/1/51		Small Business Administration,	0.71%
	Freddie Mac, Pool #RA4195,	1.01%	Pool #510709, (Prime Index -
	2.00%, 12/1/50		0.675%), 2.58%, 11/25/45
	Fannie Mae, Pool #CB2797,	0.97%	Freddie Mac, Pool #RA4254,	0.67%
	3.00%, 2/1/52		2.00%, 12/1/50
	Fannie Mae, Pool #CB2938,	0.86%
	3.00%, 2/1/52
	*A listing of all portfolio holdings can be found beginning on page 8

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

	FUND STATISTICS (UNAUDITED)
	RBC Impact Bond Fund
Investment Objective	Seeks to achieve a high level of current income consistent with preservation of capital.
Benchmark	Bloomberg Barclays U.S. Aggregate Bond Index
Asset Allocation as of 3/31/22 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/22) (% of Fund’s net assets)	NextEra Energy Capital Holdings,	1.32%	Agilent Technologies, Inc., 2.75%,	1.17%
	Inc., 1.90%, 6/15/28		9/15/29
	City of Tacoma Electric System,	1.27%	Fannie Mae, Pool #CB3227,	1.15%
	Revenue, Series C, 5.64%,		3.50%, 3/1/52
	1/1/27		BlueHub Loan Fund, Inc., Series	1.11%
	Astrazeneca Finance LLC, 1.75%,	1.27%	2020, 3.10%, 1/1/30
	5/28/28		AbbVie, Inc., 3.80%, 3/15/25	0.98%
	Reinvestment Fund, Inc. (The),	1.24%	Freddie Mac, Pool #RA6760,	0.97%
	3.93%, 2/15/28		3.00%, 2/1/52
	Freddie Mac, Pool #RA6108,	1.20%
	3.50%, 3/1/52
	*A listing of all portfolio holdings can be found beginning on page 32

FUND STATISTICS (UNAUDITED)
RBC Impact Bond Fund
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)

The graph reflects an initial hypothetical investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) to March 31, 2022 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. This chart does not imply any future performance.

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund

March 31, 2022 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 85.50%
Fannie Mae — 41.98%
$101,834	Pool #257892, 5.50%, 2/1/38	$108,601
67,551	Pool #257913, 5.50%, 1/1/38	71,073
49,885	Pool #258022, 5.50%, 5/1/34	52,343
45,262	Pool #258070, 5.00%, 6/1/34	48,665
32,290	Pool #258121, 5.50%, 6/1/34	33,399
38,588	Pool #258152, 5.50%, 8/1/34	39,658
54,484	Pool #258157, 5.00%, 8/1/34	58,580
53,166	Pool #258163, 5.50%, 8/1/34	55,530
54,807	Pool #258224, 5.50%, 12/1/34	56,433
76,529	Pool #258251, 5.50%, 1/1/35	80,208
90,917	Pool #258305, 5.00%, 3/1/35	97,795
53,940	Pool #258394, 5.00%, 5/1/35	58,021
68,455	Pool #258404, 5.00%, 6/1/35	73,634
40,257	Pool #258410, 5.00%, 4/1/35	43,302
69,847	Pool #258448, 5.00%, 8/1/35	75,131
85,607	Pool #258450, 5.50%, 8/1/35	90,437
168,922	Pool #258627, 5.50%, 2/1/36	177,718
38,190	Pool #258737, 5.50%, 12/1/35	39,308
32,805	Pool #259181, 6.50%, 3/1/31	34,107
2,611	Pool #259187, 6.50%, 4/1/31	2,613
23,218	Pool #259378, 6.00%, 12/1/31	23,887
25,037	Pool #259393, 6.00%, 1/1/32	25,714
34,556	Pool #259590, 5.50%, 11/1/32	35,754
131,587	Pool #259611, 5.50%, 11/1/32	139,297
20,162	Pool #259634, 5.50%, 12/1/32	20,353
112,056	Pool #259659, 5.50%, 2/1/33	119,347
26,843	Pool #259671, 5.50%, 2/1/33	27,635
64,899	Pool #259686, 5.50%, 3/1/33	68,016
28,250	Pool #259722, 5.00%, 5/1/33	30,195
78,859	Pool #259725, 5.00%, 5/1/33	84,289
52,182	Pool #259729, 5.00%, 6/1/33	55,775
50,067	Pool #259761, 5.00%, 6/1/33	53,514
82,793	Pool #259777, 5.00%, 7/1/33	88,494
40,837	Pool #259789, 5.00%, 7/1/33	43,649
22,595	Pool #259819, 5.00%, 8/1/33	24,151
41,784	Pool #259830, 5.00%, 8/1/33	44,661
27,676	Pool #259848, 5.00%, 9/1/33	29,581
59,313	Pool #259867, 5.50%, 10/1/33	62,006
41,931	Pool #259869, 5.50%, 10/1/33	43,114
42,826	Pool #259875, 5.50%, 10/1/33	44,163
30,943	Pool #259998, 5.00%, 3/1/34	33,269
248,467	Pool #469101, 3.75%, 2/1/27	254,933
265,787	Pool #470828, 3.53%, 3/1/32	275,489
64,183	Pool #557295, 7.00%, 12/1/29	68,191
13,586	Pool #576445, 6.00%, 1/1/31	13,698
55,526	Pool #579402, 6.50%, 4/1/31	58,939

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 57,346	Pool #583728, 6.50%, 6/1/31	$60,650
13,510	Pool #590931, 6.50%, 7/1/31	14,013
21,523	Pool #590932, 6.50%, 7/1/31	21,860
13,800	Pool #601865, 6.50%, 4/1/31	13,862
39,832	Pool #607611, 6.50%, 11/1/31	41,795
32,700	Pool #644437, 6.50%, 6/1/32	34,015
1,032,677	Pool #663159, 5.00%, 7/1/32	1,103,076
56,245	Pool #670278, 5.50%, 11/1/32	58,960
19,941	Pool #676702, 5.50%, 11/1/32	20,195
42,053	Pool #677591, 5.50%, 12/1/32	43,684
45,177	Pool #681883, 6.00%, 3/1/33	46,883
74,117	Pool #686542, 5.50%, 3/1/33	76,223
179,057	Pool #695961, 5.50%, 1/1/33	191,412
107,391	Pool #696407, 5.50%, 4/1/33	114,348
331,333	Pool #702478, 5.50%, 6/1/33	356,466
96,556	Pool #702479, 5.00%, 6/1/33	103,205
38,671	Pool #723066, 5.00%, 4/1/33	41,334
157,668	Pool #723067, 5.50%, 5/1/33	166,342
126,217	Pool #723070, 4.50%, 5/1/33	133,632
216,713	Pool #727311, 4.50%, 9/1/33	229,444
109,483	Pool #727312, 5.00%, 9/1/33	117,022
127,112	Pool #727315, 6.00%, 10/1/33	136,890
32,148	Pool #738589, 5.00%, 9/1/33	34,362
40,420	Pool #739269, 5.00%, 9/1/33	43,203
42,654	Pool #743595, 5.50%, 10/1/33	44,405
81,379	Pool #748041, 4.50%, 10/1/33	86,160
73,694	Pool #749891, 5.00%, 9/1/33	78,769
137,583	Pool #753533, 5.00%, 11/1/33	147,057
35,819	Pool #755679, 6.00%, 1/1/34	37,541
324,504	Pool #777621, 5.00%, 2/1/34	346,850
69,660	Pool #781741, 6.00%, 9/1/34	73,774
97,475	Pool #781954, 5.00%, 6/1/34	104,804
81,598	Pool #781959, 5.50%, 6/1/34	85,088
120,865	Pool #783893, 5.50%, 12/1/34	128,637
62,322	Pool #783929, 5.50%, 10/1/34	65,547
6,336	Pool #788329, 6.50%, 8/1/34	6,354
36,261	Pool #798725, 5.50%, 11/1/34	37,315
53,823	Pool #799548, 6.00%, 9/1/34	56,783
623,442	Pool #806754, 4.50%, 9/1/34	660,603
266,072	Pool #806757, 6.00%, 9/1/34	287,145
354,031	Pool #806761, 5.50%, 9/1/34	385,153
97,066	Pool #808205, 5.00%, 1/1/35	104,365
166,639	Pool #815009, 5.00%, 4/1/35	179,247
59,147	Pool #817641, 5.00%, 11/1/35	63,621
132,239	Pool #820335, 5.00%, 9/1/35	142,244
95,513	Pool #820336, 5.00%, 9/1/35	102,740
88,657	Pool #822008, 5.00%, 5/1/35	95,364

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 140,573	Pool #829275, 5.00%, 8/1/35	$151,209
133,546	Pool #829276, 5.00%, 8/1/35	143,649
199,689	Pool #829649, 5.50%, 3/1/35	211,798
141,164	Pool #844361, 5.50%, 11/1/35	149,314
83,638	Pool #845245, 5.50%, 11/1/35	87,795
27,415	Pool #866969, 6.00%, 2/1/36	27,966
70,798	Pool #884693, 5.50%, 4/1/36	74,633
305,781	Pool #885724, 5.50%, 6/1/36	324,804
64,122	Pool #919368, 5.50%, 4/1/37	67,239
250,915	Pool #922582, 6.00%, 12/1/36	269,903
89,129	Pool #934941, 5.00%, 8/1/39	96,117
268,912	Pool #934942, 5.00%, 9/1/39	289,997
53,934	Pool #943394, 5.50%, 6/1/37	56,550
181,565	Pool #948600, 6.00%, 8/1/37	194,915
68,167	Pool #952678, 6.50%, 8/1/37	72,111
72,775	Pool #952693, 6.50%, 8/1/37	76,519
96,775	Pool #986239, 6.00%, 7/1/38	101,956
112,794	Pool #986957, 5.50%, 7/1/38	119,475
46,591	Pool #990510, 5.50%, 8/1/38	48,170
151,111	Pool #990511, 6.00%, 8/1/38	162,268
150,113	Pool #990617, 5.50%, 9/1/38	160,477
165,005	Pool #AA0645, 4.50%, 3/1/39	175,238
121,866	Pool #AA2243, 4.50%, 5/1/39	129,451
80,046	Pool #AA3206, 4.00%, 4/1/39	83,435
337,841	Pool #AA3207, 4.50%, 3/1/39	358,793
209,894	Pool #AA7042, 4.50%, 6/1/39	222,911
256,824	Pool #AA7658, 4.00%, 6/1/39	267,696
6,556	Pool #AA7659, 4.50%, 6/1/39	6,963
51,867	Pool #AA7741, 4.50%, 6/1/24	52,697
1,017,531	Pool #AB7798, 3.00%, 1/1/43	1,015,312
870,521	Pool #AB9204, 3.00%, 4/1/43	868,271
86,975	Pool #AC1463, 5.00%, 8/1/39	93,795
256,449	Pool #AC2109, 4.50%, 7/1/39	272,353
21,211	Pool #AC4394, 5.00%, 9/1/39	22,874
243,347	Pool #AC4395, 5.00%, 9/1/39	262,427
91,212	Pool #AC5329, 5.00%, 10/1/39	98,364
190,538	Pool #AC6305, 5.00%, 11/1/39	205,478
130,433	Pool #AC6307, 5.00%, 12/1/39	140,660
280,916	Pool #AC6790, 5.00%, 12/1/39	302,942
398,750	Pool #AC7199, 5.00%, 12/1/39	430,015
276,819	Pool #AD1470, 5.00%, 2/1/40	298,630
742,950	Pool #AD1471, 4.50%, 2/1/40	789,026
558,533	Pool #AD1585, 4.50%, 2/1/40	593,172
328,154	Pool #AD1586, 5.00%, 1/1/40	353,884
226,792	Pool #AD1638, 4.50%, 2/1/40	240,792
134,760	Pool #AD1640, 4.50%, 3/1/40	143,079
748,250	Pool #AD1942, 4.50%, 1/1/40	794,654
137,836	Pool #AD1943, 5.00%, 1/1/40	148,644

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$152,474	Pool #AD1988, 4.50%, 2/1/40	$161,930
177,591	Pool #AD2896, 5.00%, 3/1/40	191,583
88,318	Pool #AD4456, 4.50%, 4/1/40	93,770
404,753	Pool #AD4458, 4.50%, 4/1/40	429,740
244,460	Pool #AD4940, 4.50%, 6/1/40	259,550
81,348	Pool #AD4946, 4.50%, 6/1/40	86,370
112,036	Pool #AD5728, 5.00%, 4/1/40	120,864
205,809	Pool #AD7239, 4.50%, 7/1/40	218,514
49,725	Pool #AD7242, 4.50%, 7/1/40	52,795
86,137	Pool #AD7256, 4.50%, 7/1/40	91,454
227,763	Pool #AD7271, 4.50%, 7/1/40	241,823
249,098	Pool #AD7272, 4.50%, 7/1/40	264,475
156,979	Pool #AD8960, 5.00%, 6/1/40	169,348
313,137	Pool #AD9614, 4.50%, 8/1/40	332,468
34,762	Pool #AE2011, 4.00%, 9/1/40	36,234
959,790	Pool #AE2012, 4.00%, 9/1/40	1,000,420
110,765	Pool #AE2023, 4.00%, 9/1/40	115,454
394,296	Pool #AE5432, 4.00%, 10/1/40	410,988
311,617	Pool #AE5435, 4.50%, 9/1/40	330,853
231,194	Pool #AE5806, 4.50%, 9/1/40	245,466
330,752	Pool #AE5861, 4.00%, 10/1/40	344,754
122,982	Pool #AE5862, 4.00%, 10/1/40	128,189
262,830	Pool #AE6850, 4.00%, 10/1/40	273,956
11,410	Pool #AE6851, 4.00%, 10/1/40	11,893
145,459	Pool #AE7699, 4.00%, 11/1/40	151,616
390,108	Pool #AE7703, 4.00%, 10/1/40	406,622
274,535	Pool #AE7707, 4.00%, 11/1/40	286,156
119,293	Pool #AH0300, 4.00%, 11/1/40	124,342
214,098	Pool #AH0301, 3.50%, 11/1/40	218,720
24,652	Pool #AH0302, 4.00%, 11/1/40	25,696
249,674	Pool #AH0306, 4.00%, 12/1/40	260,244
348,429	Pool #AH0508, 4.00%, 11/1/40	363,178
558,203	Pool #AH0537, 4.00%, 12/1/40	581,833
523,743	Pool #AH0914, 4.50%, 11/1/40	556,074
256,465	Pool #AH0917, 4.00%, 12/1/40	267,321
225,993	Pool #AH1077, 4.00%, 1/1/41	235,560
309,112	Pool #AH2973, 4.00%, 12/1/40	322,198
218,375	Pool #AH2980, 4.00%, 1/1/41	227,619
627,803	Pool #AH5656, 4.00%, 1/1/41	654,380
331,145	Pool #AH5658, 4.00%, 2/1/41	345,163
238,550	Pool #AH5662, 4.00%, 2/1/41	248,649
264,541	Pool #AH5882, 4.00%, 2/1/26	272,423
153,178	Pool #AH6764, 4.00%, 3/1/41	159,662
629,071	Pool #AH6768, 4.00%, 3/1/41	655,672
121,732	Pool #AH7277, 4.00%, 3/1/41	126,879
408,893	Pool #AH7281, 4.00%, 3/1/41	426,184
106,859	Pool #AH7526, 4.50%, 3/1/41	113,403

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 441,486	Pool #AH7537, 4.00%, 3/1/41	$460,155
136,927	Pool #AH8878, 4.50%, 4/1/41	145,312
141,238	Pool #AH8885, 4.50%, 4/1/41	149,888
101,465	Pool #AH9050, 3.50%, 2/1/26	103,614
349,228	Pool #AI0114, 4.00%, 3/1/41	363,995
263,324	Pool #AI1846, 4.50%, 5/1/41	279,451
271,921	Pool #AI1847, 4.50%, 5/1/41	288,574
541,433	Pool #AI1848, 4.50%, 5/1/41	574,592
348,041	Pool #AI1849, 4.50%, 5/1/41	369,356
169,359	Pool #AJ0651, 4.00%, 8/1/41	176,520
566,899	Pool #AJ9133, 4.00%, 1/1/42	590,872
276,729	Pool #AK6715, 3.50%, 3/1/42	282,997
340,296	Pool #AK6716, 3.50%, 3/1/42	348,004
322,528	Pool #AK6718, 3.50%, 2/1/42	329,833
817,474	Pool #AM1750, 3.04%, 12/1/30	812,017
2,723,929	Pool #AM4392, 3.79%, 10/1/23	2,756,038
220,345	Pool #AM6907, 3.68%, 10/1/32	229,146
1,377,972	Pool #AM7764, 3.05%, 1/1/27	1,383,399
460,235	Pool #AM9780, 3.31%, 3/1/31	470,380
350,000	Pool #AN0360, 3.95%, 12/1/45	372,920
296,333	Pool #AN1381, 2.56%, 8/1/26	291,890
896,121	Pool #AN2066, 2.75%, 7/1/26	896,348
912,368	Pool #AN2746, 2.30%, 9/1/26	890,612
453,123	Pool #AN3919, 2.82%, 12/1/26	451,106
1,141,700	Pool #AN4045, 3.15%, 1/1/29	1,147,483
820,981	Pool #AN5053, 3.34%, 4/1/27	834,820
200,998	Pool #AN6580, 3.36%, 9/1/29	205,784
922,532	Pool #AN7154, 3.21%, 10/1/32	938,974
466,886	Pool #AN7982, 2.80%, 1/1/26	461,446
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,019,435
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,510,677
203,382	Pool #AO2923, 3.50%, 5/1/42	207,989
575,986	Pool #AO8029, 3.50%, 7/1/42	589,033
136,645	Pool #AP7483, 3.50%, 9/1/42	139,740
185,784	Pool #AQ6710, 2.50%, 10/1/27	184,996
600,040	Pool #AQ7193, 3.50%, 7/1/43	611,816
220,594	Pool #AR6928, 3.00%, 3/1/43	220,024
825,250	Pool #AS1916, 4.00%, 3/1/44	858,588
141,314	Pool #AS1917, 4.00%, 3/1/44	147,022
420,001	Pool #AS2439, 4.00%, 5/1/44	436,967
484,193	Pool #AS3244, 4.00%, 9/1/44	503,753
782,587	Pool #AS3494, 4.00%, 10/1/44	814,202
186,015	Pool #AS3726, 4.00%, 11/1/44	190,818
362,679	Pool #AS3929, 4.00%, 12/1/44	377,330
463,466	Pool #AS3930, 4.00%, 11/1/44	482,189
483,232	Pool #AS4070, 4.00%, 12/1/44	502,753
148,637	Pool #AS4390, 3.50%, 2/1/45	151,507
171,219	Pool #AS4732, 3.50%, 4/1/45	174,198

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 671,697	Pool #AS4905, 3.50%, 4/1/45	$683,386
970,390	Pool #AS5341, 3.50%, 7/1/45	987,276
563,723	Pool #AS5576, 4.00%, 8/1/45	585,439
422,036	Pool #AS5919, 3.50%, 9/1/45	429,380
477,938	Pool #AS6303, 4.00%, 11/1/45	496,350
237,150	Pool #AS6607, 4.00%, 1/1/46	246,286
740,101	Pool #AS6778, 3.50%, 3/1/46	749,824
271,438	Pool #AS6958, 3.50%, 4/1/46	275,004
741,467	Pool #AS7138, 3.50%, 5/1/46	751,208
385,907	Pool #AS7139, 3.50%, 5/1/46	390,977
825,558	Pool #AS7334, 3.00%, 6/1/46	819,735
877,862	Pool #AS7335, 3.00%, 5/1/46	871,670
335,063	Pool #AS7336, 3.00%, 6/1/46	332,700
1,479,709	Pool #AS7504, 3.00%, 7/1/46	1,469,272
455,136	Pool #AS7516, 3.00%, 7/1/46	451,926
408,586	Pool #AS7517, 3.00%, 6/1/46	405,704
123,186	Pool #AS7518, 3.00%, 7/1/46	122,317
154,304	Pool #AS7674, 3.00%, 8/1/46	153,216
1,046,110	Pool #AS7676, 3.00%, 8/1/46	1,038,731
649,778	Pool #AS8077, 3.00%, 10/1/46	645,194
480,808	Pool #AS8289, 3.00%, 10/1/46	477,417
700,872	Pool #AS8441, 3.00%, 11/1/46	695,928
991,487	Pool #AS8633, 3.50%, 1/1/47	1,004,513
318,011	Pool #AS8776, 3.50%, 2/1/47	322,189
344,645	Pool #AS9381, 4.00%, 4/1/47	354,739
162,736	Pool #AS9549, 4.00%, 5/1/47	167,701
994,219	Pool #AS9550, 4.00%, 5/1/47	1,022,658
204,928	Pool #AS9727, 3.50%, 6/1/47	206,019
241,282	Pool #AS9729, 4.00%, 6/1/47	248,184
194,167	Pool #AS9825, 4.00%, 6/1/47	199,854
442,901	Pool #AT2688, 3.00%, 5/1/43	441,756
88,540	Pool #AT2691, 3.00%, 5/1/43	88,311
354,585	Pool #AT3963, 2.50%, 3/1/28	353,393
115,893	Pool #AT7873, 2.50%, 6/1/28	115,503
320,807	Pool #AU0971, 3.50%, 8/1/43	327,103
371,338	Pool #AU2165, 3.50%, 7/1/43	378,626
519,587	Pool #AU2188, 3.50%, 8/1/43	529,784
65,073	Pool #AU6054, 4.00%, 9/1/43	67,782
187,490	Pool #AU6718, 4.00%, 10/1/43	195,295
358,394	Pool #AU7003, 4.00%, 11/1/43	373,871
232,220	Pool #AU7005, 4.00%, 11/1/43	241,556
380,458	Pool #AV0679, 4.00%, 12/1/43	396,297
337,845	Pool #AV9282, 4.00%, 2/1/44	347,693
237,738	Pool #AW0993, 4.00%, 5/1/44	247,719
134,070	Pool #AW1565, 4.00%, 4/1/44	138,238
701,498	Pool #AW5046, 4.00%, 7/1/44	729,837
81,644	Pool #AW5047, 4.00%, 7/1/44	85,071

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 107,321	Pool #AW7040, 4.00%, 6/1/44	$110,855
150,006	Pool #AW8629, 3.50%, 5/1/44	152,902
682,768	Pool #AX2884, 3.50%, 11/1/44	695,951
520,387	Pool #AX4860, 3.50%, 12/1/44	530,435
568,217	Pool #AY1389, 3.50%, 4/1/45	578,104
173,705	Pool #AY3435, 3.50%, 5/1/45	176,727
607,165	Pool #AY5571, 3.50%, 6/1/45	617,730
302,843	Pool #BC0802, 3.50%, 4/1/46	306,822
514,694	Pool #BC0804, 3.50%, 4/1/46	521,456
651,337	Pool #BC1135, 3.00%, 6/1/46	646,742
904,061	Pool #BD5021, 3.50%, 2/1/47	915,938
1,131,854	Pool #BD7140, 4.00%, 4/1/47	1,164,229
1,392,740	Pool #BE4232, 3.00%, 12/1/46	1,382,916
181,257	Pool #BE9743, 3.50%, 4/1/47	182,894
1,008,644	Pool #BH2665, 3.50%, 9/1/47	1,017,681
107,087	Pool #BH4659, 4.00%, 6/1/47	111,167
469,861	Pool #BJ0657, 4.00%, 2/1/48	481,099
401,881	Pool #BJ2670, 4.00%, 4/1/48	411,494
757,036	Pool #BJ5158, 4.00%, 4/1/48	777,298
308,990	Pool #BK7685, 4.00%, 10/1/48	316,381
429,553	Pool #BK7924, 4.00%, 11/1/48	442,325
8,920,000	Pool #BL4650, 2.30%, 10/1/31	8,488,223
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,300,801
2,597,767	Pool #BL9077, 1.50%, 1/1/31	2,356,879
3,000,000	Pool #BL9218, 1.41%, 11/1/30	2,674,318
500,000	Pool #BL9633, 1.92%, 12/1/35	443,154
1,527,000	Pool #BL9652, 1.56%, 12/1/30	1,390,664
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,353,935
250,000	Pool #BL9895, 1.62%, 12/1/32	222,237
103,065	Pool #BO1263, 3.50%, 6/1/49	103,633
709,433	Pool #BO3599, 3.00%, 9/1/49	697,842
576,556	Pool #BO5263, 3.00%, 9/1/49	567,137
2,482,423	Pool #BO6771, 2.50%, 5/1/51	2,374,294
776,077	Pool #BP3417, 2.50%, 5/1/51	742,393
694,429	Pool #BP8731, 2.50%, 6/1/50	665,993
1,155,066	Pool #BP8741, 2.50%, 6/1/50	1,107,767
1,814,063	Pool #BQ4469, 2.00%, 2/1/51	1,691,275
503,716	Pool #BQ4493, 1.50%, 2/1/51	449,943
467,164	Pool #BQ5723, 2.00%, 10/1/50	435,543
1,476,052	Pool #BQ7523, 2.00%, 11/1/50	1,376,143
835,637	Pool #BQ7524, 2.50%, 10/1/50	800,775
4,692,670	Pool #BR0940, 2.00%, 4/1/51	4,365,739
874,120	Pool #BR1037, 2.50%, 5/1/51	836,045
2,216,507	Pool #BR1113, 2.00%, 11/1/50	2,066,479
873,295	Pool #BR1114, 1.50%, 11/1/50	780,068
331,275	Pool #BR1115, 2.50%, 12/1/50	317,390
1,289,110	Pool #BR2051, 2.50%, 6/1/51	1,232,959
2,883,312	Pool #BR2234, 2.50%, 8/1/51	2,756,827

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$1,046,412	Pool #BR3565, 2.00%, 1/1/51	$975,584
811,768	Pool #BR3566, 2.50%, 12/1/50	777,589
225,348	Pool #BR7088, 2.00%, 3/1/51	209,683
1,743,133	Pool #BS0025, 1.38%, 12/1/30	1,571,241
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,754,926
2,950,000	Pool #BS0179, 1.67%, 1/1/33	2,633,314
4,387,641	Pool #BS0345, 1.61%, 1/1/36	3,826,822
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,255,647
1,990,000	Pool #BS0596, 1.38%, 1/1/31	1,766,933
3,700,000	Pool #BS0915, 1.62%, 3/1/31	3,351,064
1,000,000	Pool #BS1281, 1.59%, 3/1/31	900,332
690,000	Pool #BS1326, 1.19%, 3/1/26	647,127
1,959,017	Pool #BS1482, 1.61%, 3/1/31	1,790,255
700,000	Pool #BS1524, 2.01%, 3/1/33	641,035
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,398,351
2,016,429	Pool #BS1877, 2.97%, 5/1/51	1,950,613
1,000,000	Pool #BS4422, 2.59%, 3/1/32	972,029
1,842,003	Pool #BT6821, 2.50%, 10/1/51	1,760,626
2,059,242	Pool #BT9419, 2.50%, 11/1/51	1,967,949
674,005	Pool #BT9520, 2.50%, 12/1/51	643,915
1,445,903	Pool #BU1334, 2.50%, 2/1/52	1,381,129
1,848,910	Pool #BU1337, 3.00%, 2/1/52	1,810,825
246,844	Pool #BV4205, 3.00%, 2/1/52	241,673
580,327	Pool #CA0114, 3.50%, 8/1/47	585,526
594,966	Pool #CA0334, 3.50%, 9/1/47	600,297
797,136	Pool #CA0534, 3.50%, 10/1/47	804,278
400,355	Pool #CA0536, 3.50%, 10/1/47	403,942
607,460	Pool #CA0551, 4.00%, 10/1/47	624,836
508,795	Pool #CA0565, 3.50%, 10/1/47	513,354
1,081,513	Pool #CA0742, 3.50%, 11/1/47	1,091,203
640,177	Pool #CA0743, 3.50%, 11/1/47	645,956
665,601	Pool #CA0825, 3.50%, 12/1/47	671,565
682,335	Pool #CA0981, 3.50%, 12/1/47	688,449
422,796	Pool #CA1070, 3.50%, 1/1/48	426,584
489,044	Pool #CA1115, 3.50%, 1/1/48	493,426
1,003,461	Pool #CA1130, 3.50%, 1/1/48	1,012,452
664,783	Pool #CA1131, 3.50%, 2/1/48	670,739
301,823	Pool #CA1132, 3.50%, 1/1/48	304,527
642,982	Pool #CA1144, 3.50%, 2/1/48	648,743
108,432	Pool #CA1152, 3.50%, 2/1/48	109,404
405,772	Pool #CA1160, 3.50%, 2/1/48	409,435
511,302	Pool #CA1161, 3.50%, 2/1/48	517,796
282,709	Pool #CA1338, 4.00%, 3/1/48	289,470
877,514	Pool #CA1339, 3.50%, 3/1/48	888,660
194,665	Pool #CA1418, 4.00%, 3/1/48	199,875
247,851	Pool #CA1420, 4.00%, 3/1/48	253,779
189,693	Pool #CA1468, 4.00%, 3/1/48	195,117

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 484,081	Pool #CA1469, 4.00%, 3/1/48	$495,659
411,431	Pool #CA1471, 4.00%, 3/1/48	422,442
1,109,847	Pool #CA1507, 4.00%, 4/1/48	1,136,392
415,896	Pool #CA1610, 3.50%, 3/1/48	421,179
441,031	Pool #CA1611, 4.00%, 4/1/48	452,835
434,481	Pool #CA1612, 3.50%, 4/1/48	440,000
518,720	Pool #CA1613, 4.00%, 4/1/48	531,127
201,013	Pool #CA2381, 4.00%, 9/1/48	206,760
216,742	Pool #CA2440, 4.00%, 9/1/48	222,543
173,190	Pool #CA2441, 4.00%, 10/1/48	178,339
167,999	Pool #CA2442, 4.00%, 10/1/48	172,994
605,152	Pool #CA2443, 4.00%, 10/1/48	621,349
196,506	Pool #CA2468, 4.00%, 10/1/48	202,124
607,927	Pool #CA2594, 4.00%, 11/1/48	627,300
250,766	Pool #CA2913, 4.00%, 1/1/49	256,764
314,315	Pool #CA3042, 4.00%, 1/1/49	321,832
360,779	Pool #CA3043, 4.00%, 2/1/49	371,094
385,964	Pool #CA3045, 4.50%, 1/1/49	403,222
28,141	Pool #CA3132, 4.00%, 2/1/49	29,018
253,923	Pool #CA3557, 3.50%, 5/1/49	255,727
542,971	Pool #CA3628, 3.50%, 6/1/49	545,654
471,462	Pool #CA3793, 3.50%, 6/1/49	473,792
143,119	Pool #CA3936, 3.50%, 7/1/49	143,997
434,990	Pool #CA4043, 3.00%, 8/1/49	427,884
509,944	Pool #CA4320, 3.00%, 9/1/49	501,613
327,004	Pool #CA5106, 3.00%, 1/1/50	321,661
431,816	Pool #CA5132, 3.00%, 2/1/50	424,761
985,975	Pool #CA5309, 3.00%, 3/1/50	968,247
551,715	Pool #CA5312, 3.00%, 3/1/50	541,795
695,346	Pool #CA6150, 2.50%, 6/1/50	667,006
1,206,499	Pool #CA6151, 2.50%, 6/1/50	1,157,326
291,935	Pool #CA6251, 3.00%, 6/1/50	286,652
1,498,469	Pool #CA6253, 2.00%, 7/1/50	1,397,043
4,329,373	Pool #CA6261, 2.50%, 6/1/50	4,152,090
1,530,169	Pool #CA6263, 2.50%, 7/1/50	1,467,510
856,615	Pool #CA6285, 2.50%, 7/1/50	821,538
1,754,012	Pool #CA6966, 2.00%, 9/1/50	1,635,289
2,569,236	Pool #CA6967, 2.00%, 9/1/50	2,395,333
1,406,018	Pool #CA6968, 2.00%, 9/1/50	1,310,850
1,097,832	Pool #CA6969, 2.00%, 9/1/50	1,023,524
1,548,412	Pool #CA6971, 2.50%, 9/1/50	1,484,410
1,427,442	Pool #CA6972, 2.50%, 8/1/50	1,368,440
1,020,901	Pool #CA6973, 2.50%, 9/1/50	978,703
1,145,903	Pool #CA7258, 2.50%, 9/1/50	1,098,317
1,205,359	Pool #CA7259, 2.50%, 9/1/50	1,155,304
1,672,312	Pool #CA7317, 2.00%, 10/1/50	1,559,119
1,846,733	Pool #CA7549, 2.00%, 10/1/50	1,721,733
1,811,487	Pool #CA7917, 2.00%, 11/1/50	1,688,873

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 919,011	Pool #CA8069, 1.50%, 12/1/50	$820,904
1,113,935	Pool #CA8070, 2.00%, 12/1/50	1,038,537
3,832,929	Pool #CA8077, 2.00%, 12/1/50	3,573,491
3,772,864	Pool #CA8337, 1.50%, 12/1/50	3,370,099
4,834,109	Pool #CA8340, 2.00%, 12/1/50	4,506,904
905,809	Pool #CA8425, 1.50%, 12/1/50	809,111
1,072,145	Pool #CA8432, 2.00%, 12/1/50	999,575
2,554,341	Pool #CA8518, 2.00%, 1/1/51	2,381,446
1,402,756	Pool #CA8685, 1.50%, 1/1/51	1,253,007
4,364,447	Pool #CA8811, 2.00%, 1/1/51	4,069,032
4,965,533	Pool #CA9048, 2.00%, 2/1/51	4,629,432
4,017,149	Pool #CB0063, 2.50%, 4/1/51	3,843,416
342,955	Pool #CB0245, 2.50%, 4/1/51	328,123
909,358	Pool #CB0437, 2.50%, 5/1/51	869,889
645,410	Pool #CB0480, 2.50%, 5/1/51	617,297
204,798	Pool #CB0576, 2.50%, 5/1/51	195,878
271,509	Pool #CB0582, 2.50%, 5/1/51	259,683
2,002,079	Pool #CB0688, 2.50%, 6/1/51	1,914,873
487,003	Pool #CB0689, 2.50%, 6/1/51	465,790
1,068,359	Pool #CB0972, 2.50%, 6/1/51	1,021,657
499,014	Pool #CB1003, 2.50%, 7/1/51	477,201
314,585	Pool #CB1010, 2.50%, 7/1/51	300,834
1,417,338	Pool #CB1060, 2.00%, 7/1/51	1,317,714
1,992,697	Pool #CB1311, 2.50%, 8/1/51	1,905,282
2,093,770	Pool #CB1444, 2.50%, 8/1/51	2,001,596
1,011,908	Pool #CB1515, 2.50%, 8/1/51	967,361
1,776,723	Pool #CB1532, 2.50%, 9/1/51	1,698,506
4,102,240	Pool #CB1575, 2.50%, 9/1/51	3,921,646
1,982,596	Pool #CB1809, 2.50%, 10/1/51	1,895,009
1,080,056	Pool #CB1956, 2.50%, 10/1/51	1,032,174
916,840	Pool #CB2029, 2.50%, 11/1/51	876,194
1,920,341	Pool #CB2205, 2.50%, 11/1/51	1,834,908
744,925	Pool #CB2268, 2.50%, 12/1/51	711,785
534,340	Pool #CB2467, 2.50%, 12/1/51	510,486
1,871,627	Pool #CB2515, 2.50%, 12/1/51	1,788,072
783,296	Pool #CB2524, 2.50%, 1/1/52	748,327
2,991,710	Pool #CB2761, 3.00%, 2/1/52	2,930,084
7,204,022	Pool #CB2797, 3.00%, 2/1/52	7,055,627
6,416,622	Pool #CB2938, 3.00%, 2/1/52	6,280,291
1,207,840	Pool #CB3052, 3.00%, 2/1/52	1,182,488
1,290,544	Pool #CB3249, 3.00%, 4/1/52	1,263,078
2,032,350	Pool #CB3281, 3.50%, 4/1/52	2,037,929
48,911	Pool #MC0013, 5.50%, 12/1/38	51,428
79,111	Pool #MC0014, 5.50%, 12/1/38	84,216
65,432	Pool #MC0016, 5.50%, 11/1/38	69,124
62,727	Pool #MC0038, 4.50%, 3/1/39	66,631
43,172	Pool #MC0059, 4.00%, 4/1/39	45,141

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 76,608	Pool #MC0081, 4.00%, 5/1/39	$79,851
40,941	Pool #MC0112, 4.50%, 6/1/39	43,489
82,031	Pool #MC0127, 4.50%, 7/1/39	87,119
353,313	Pool #MC0154, 4.50%, 8/1/39	375,225
82,328	Pool #MC0160, 4.50%, 8/1/39	87,434
192,690	Pool #MC0177, 4.50%, 9/1/39	204,640
112,467	Pool #MC0270, 4.50%, 3/1/40	118,014
255,069	Pool #MC0325, 4.50%, 7/1/40	270,815
143,420	Pool #MC0584, 4.00%, 1/1/42	149,485

		306,221,402

Freddie Mac — 37.77%
430,387	Pool #Q63813, 3.50%, 4/1/49	432,840
769,550	Pool #QB5148, 2.00%, 11/1/50	717,455
1,255,511	Pool #QB5731, 2.00%, 11/1/50	1,170,518
1,927,267	Pool #QB5732, 2.50%, 11/1/50	1,846,860
1,744,977	Pool #QB6982, 2.00%, 11/1/50	1,626,849
524,404	Pool #QB6992, 1.50%, 12/1/50	468,428
1,319,909	Pool #QC4676, 2.50%, 7/1/51	1,262,211
973,388	Pool #QC6090, 2.50%, 8/1/51	930,687
1,740,384	Pool #QC6108, 2.50%, 8/1/51	1,663,766
1,057,755	Pool #QC6643, 2.50%, 8/1/51	1,011,189
1,114,599	Pool #QC9175, 2.50%, 10/1/51	1,065,357
1,781,574	Pool #QD0152, 2.50%, 10/1/51	1,702,590
275,956	Pool #QD1762, 2.00%, 11/1/51	256,431
2,670,444	Pool #QD4183, 2.50%, 12/1/51	2,551,639
853,081	Pool #QD7419, 3.00%, 2/1/52	835,185
494,147	Pool #RA1234, 3.50%, 8/1/49	496,592
264,930	Pool #RA1382, 3.00%, 9/1/49	260,597
1,376,589	Pool #RA1383, 3.00%, 9/1/49	1,354,076
260,745	Pool #RA1470, 3.00%, 10/1/49	256,481
468,024	Pool #RA1713, 3.00%, 11/1/49	460,370
483,535	Pool #RA1714, 3.00%, 11/1/49	475,627
227,979	Pool #RA1715, 3.00%, 10/1/49	224,251
648,537	Pool #RA1716, 3.00%, 11/1/49	637,931
485,887	Pool #RA1724, 2.50%, 10/1/49	467,287
386,432	Pool #RA1979, 3.00%, 12/1/49	380,112
926,949	Pool #RA1987, 3.00%, 12/1/49	911,789
1,477,759	Pool #RA1988, 3.00%, 1/1/50	1,453,592
796,085	Pool #RA2158, 3.00%, 2/1/50	781,803
757,035	Pool #RA2162, 3.00%, 2/1/50	743,454
1,042,419	Pool #RA2255, 3.00%, 3/1/50	1,023,717
1,116,606	Pool #RA2256, 3.00%, 3/1/50	1,096,574
754,149	Pool #RA2340, 3.00%, 3/1/50	740,590
365,678	Pool #RA2395, 2.50%, 4/1/50	350,915
452,115	Pool #RA3097, 2.50%, 7/1/50	433,687
1,409,990	Pool #RA3207, 2.50%, 7/1/50	1,351,979
3,219,269	Pool #RA3208, 2.50%, 7/1/50	3,086,819

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$5,532,614	Pool #RA3249, 2.50%, 8/1/50	$5,304,987
846,181	Pool #RA3339, 2.00%, 8/1/50	788,898
1,391,410	Pool #RA3552, 2.00%, 9/1/50	1,297,217
1,178,066	Pool #RA3553, 2.50%, 8/1/50	1,129,370
3,740,521	Pool #RA3679, 2.00%, 9/1/50	3,487,303
1,888,402	Pool #RA3680, 2.50%, 9/1/50	1,810,344
807,700	Pool #RA3711, 2.00%, 9/1/50	753,022
609,607	Pool #RA3712, 2.50%, 9/1/50	584,291
504,543	Pool #RA3733, 2.00%, 10/1/50	470,388
736,265	Pool #RA3734, 2.50%, 10/1/50	705,689
859,871	Pool #RA3747, 2.00%, 9/1/50	801,661
3,898,546	Pool #RA3748, 2.50%, 10/1/50	3,736,647
1,752,884	Pool #RA3751, 2.00%, 10/1/50	1,634,221
2,757,236	Pool #RA3803, 1.50%, 12/1/50	2,462,922
404,645	Pool #RA3861, 1.50%, 10/1/50	361,452
1,703,713	Pool #RA3862, 2.00%, 10/1/50	1,588,379
1,937,990	Pool #RA3917, 1.50%, 10/1/50	1,731,125
3,583,615	Pool #RA3918, 2.00%, 10/1/50	3,341,018
833,875	Pool #RA3928, 1.50%, 11/1/50	744,865
207,842	Pool #RA3929, 2.00%, 10/1/50	193,772
579,351	Pool #RA4018, 2.00%, 1/1/51	540,132
676,591	Pool #RA4055, 2.00%, 11/1/50	630,788
726,761	Pool #RA4056, 1.50%, 11/1/50	649,185
7,868,226	Pool #RA4195, 2.00%, 12/1/50	7,335,579
5,220,961	Pool #RA4254, 2.00%, 12/1/50	4,867,523
915,832	Pool #RA4274, 1.50%, 12/1/50	818,074
1,098,408	Pool #RA4357, 2.00%, 1/1/51	1,024,050
1,568,850	Pool #RA4377, 2.00%, 2/1/51	1,462,646
2,316,722	Pool #RA4420, 2.00%, 1/1/51	2,159,889
3,403,197	Pool #RA4503, 2.00%, 2/1/51	3,172,814
898,028	Pool #RA4548, 2.00%, 2/1/51	837,235
2,267,573	Pool #RA4578, 2.00%, 2/1/51	2,109,955
357,231	Pool #RA4590, 2.00%, 2/1/51	332,400
306,587	Pool #RA4597, 2.00%, 2/1/51	285,832
255,599	Pool #RA4618, 2.00%, 2/1/51	238,296
994,030	Pool #RA4621, 2.00%, 2/1/51	924,936
1,663,760	Pool #RA4738, 2.00%, 3/1/51	1,548,113
4,212,604	Pool #RA4745, 2.00%, 3/1/51	3,919,789
1,437,462	Pool #RA4775, 2.00%, 3/1/51	1,337,545
1,355,185	Pool #RA4835, 2.50%, 3/1/51	1,296,785
2,469,833	Pool #RA4872, 2.50%, 4/1/51	2,363,016
4,284,755	Pool #RA4960, 2.50%, 4/1/51	4,099,446
8,347,001	Pool #RA5020, 2.00%, 4/1/51	7,765,512
3,376,067	Pool #RA5021, 1.50%, 4/1/51	3,015,266
415,773	Pool #RA5043, 2.50%, 4/1/51	397,727
721,399	Pool #RA5045, 2.50%, 5/1/51	690,088
3,075,531	Pool #RA5068, 2.00%, 4/1/51	2,860,799

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$1,782,617	Pool #RA5173, 2.50%, 4/1/51	$1,705,245
1,039,008	Pool #RA5195, 2.50%, 5/1/51	995,006
868,924	Pool #RA5197, 2.50%, 5/1/51	831,210
1,367,360	Pool #RA5217, 2.50%, 5/1/51	1,310,905
2,074,471	Pool #RA5234, 2.50%, 5/1/51	1,984,110
1,141,337	Pool #RA5237, 2.50%, 5/1/51	1,091,799
2,795,897	Pool #RA5278, 2.50%, 5/1/51	2,674,112
2,226,803	Pool #RA5350, 2.50%, 6/1/51	2,129,806
3,004,559	Pool #RA5379, 2.50%, 6/1/51	2,873,685
3,376,918	Pool #RA5380, 2.50%, 6/1/51	3,229,825
1,902,436	Pool #RA5387, 2.50%, 6/1/51	1,820,480
244,414	Pool #RA5404, 2.50%, 6/1/51	233,730
8,095,037	Pool #RA5427, 2.50%, 6/1/51	7,741,174
2,341,609	Pool #RA5452, 2.50%, 6/1/51	2,239,249
1,387,612	Pool #RA5509, 2.50%, 7/1/51	1,326,955
522,963	Pool #RA5525, 2.50%, 7/1/51	500,102
824,839	Pool #RA5541, 2.50%, 7/1/51	788,783
2,329,298	Pool #RA5597, 2.50%, 7/1/51	2,227,115
2,243,617	Pool #RA5621, 2.50%, 8/1/51	2,145,192
246,149	Pool #RA5686, 2.50%, 7/1/51	235,351
1,930,068	Pool #RA5701, 2.00%, 8/1/51	1,794,113
1,900,147	Pool #RA5719, 2.50%, 10/1/51	1,815,907
3,296,812	Pool #RA5726, 2.50%, 8/1/51	3,151,674
1,816,352	Pool #RA5796, 2.50%, 8/1/51	1,736,389
1,942,298	Pool #RA5873, 2.50%, 9/1/51	1,856,791
824,079	Pool #RA5874, 2.50%, 9/1/51	787,672
2,953,094	Pool #RA5948, 2.50%, 12/1/51	2,821,256
162,517	Pool #RA5951, 2.50%, 9/1/51	155,337
4,047,282	Pool #RA6030, 2.50%, 10/1/51	3,868,478
3,676,975	Pool #RA6106, 2.50%, 10/1/51	3,514,531
71,000	Pool #RA6108, 3.50%, 3/1/52	71,214
1,329,535	Pool #RA6117, 2.50%, 10/1/51	1,270,592
1,493,248	Pool #RA6276, 2.50%, 11/1/51	1,427,047
400,454	Pool #RA6305, 2.50%, 11/1/51	382,701
1,346,485	Pool #RA6317, 2.50%, 11/1/51	1,286,790
101,768	Pool #RA6389, 2.50%, 11/1/51	97,290
4,053,656	Pool #RA6469, 2.50%, 12/1/51	3,873,314
1,957,614	Pool #RA6516, 2.50%, 12/1/51	1,870,219
3,828,586	Pool #RA6593, 2.50%, 1/1/52	3,657,663
4,253,484	Pool #RA6634, 2.50%, 1/1/52	4,062,932
1,682,574	Pool #RA6687, 3.00%, 1/1/52	1,647,891
3,117,033	Pool #RA6743, 2.50%, 1/1/52	2,977,393
2,155,651	Pool #RA6760, 3.00%, 2/1/52	2,111,217
1,557,286	Pool #RA6782, 3.00%, 2/1/52	1,527,884
2,592,332	Pool #RA6801, 3.00%, 2/1/52	2,540,207
4,509,958	Pool #RA6858, 3.00%, 3/1/52	4,414,048
1,621,024	Pool #RA6930, 3.50%, 3/1/52	1,625,470
1,311,452	Pool #RA6978, 3.50%, 3/1/52	1,324,559

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$1,820,610	Pool #RA6983, 2.50%, 3/1/52	$1,738,107
590,570	Pool #RA7098, 3.50%, 3/1/52	592,190
175,000	Pool #RA7146, 3.50%, 4/1/52	175,729
2,159,840	Pool #RA7162, 3.50%, 4/1/52	2,167,133
1,526,981	Pool #WA3103, 3.30%, 2/1/27	1,530,412
4,691,469	Pool #WA3125, 1.75%, 10/1/34	4,121,352
984,522	Pool #WA3211, 1.91%, 9/1/35	869,902
1,082,350	Pool #WA3305, 1.75%, 6/1/37	921,528
962,227	Pool #WA5002, 2.62%, 11/1/31	939,601
1,890,988	Pool #WN3000, 3.14%, 1/1/28	1,909,798
1,000,000	Pool #WN3049, 2.39%, 9/1/31	956,056
440,142	Pool #ZA4828, 4.00%, 3/1/47	452,767
75,157	Pool #ZA4891, 3.50%, 3/1/47	76,390
649,801	Pool #ZA4892, 4.00%, 5/1/47	668,438
479,391	Pool #ZA4893, 3.50%, 4/1/47	484,307
714,653	Pool #ZA4912, 3.50%, 5/1/47	721,060
634,927	Pool #ZA4913, 4.00%, 5/1/47	653,138
626,522	Pool #ZA5036, 3.50%, 9/1/47	632,139
952,605	Pool #ZA5070, 3.50%, 11/1/47	961,145
160,833	Pool #ZA5090, 3.50%, 11/1/47	162,286
710,337	Pool #ZA5174, 3.50%, 12/1/47	716,705
1,484,089	Pool #ZA5238, 3.50%, 2/1/48	1,497,394
683,606	Pool #ZA5245, 3.50%, 1/1/48	689,735
1,164,217	Pool #ZA5253, 3.50%, 1/1/48	1,174,655
432,681	Pool #ZA5254, 4.00%, 1/1/48	445,919
603,110	Pool #ZA5308, 4.00%, 1/1/48	620,408
780,028	Pool #ZA5575, 4.00%, 7/1/48	798,715
634,999	Pool #ZA5637, 4.50%, 8/1/48	659,449
647,676	Pool #ZA5645, 4.00%, 8/1/48	666,225
88,755	Pool #ZA6576, 3.50%, 4/1/49	89,577
97,817	Pool #ZI0238, 5.00%, 6/1/33	104,562
169,424	Pool #ZI0412, 5.00%, 8/1/33	181,107
67,278	Pool #ZI0543, 4.50%, 8/1/33	71,241
47,577	Pool #ZI0549, 5.00%, 8/1/33	50,858
74,228	Pool #ZI0807, 5.00%, 9/1/33	79,347
114,465	Pool #ZI1023, 5.50%, 11/1/33	122,158
14,611	Pool #ZI1352, 5.50%, 12/1/33	14,699
89,950	Pool #ZI1353, 5.50%, 1/1/34	95,854
135,473	Pool #ZI1493, 5.50%, 1/1/34	143,598
107,046	Pool #ZI1524, 5.50%, 2/1/34	114,398
68,889	Pool #ZI1630, 5.50%, 3/1/34	72,490
155,208	Pool #ZI1689, 5.50%, 4/1/34	165,548
71,864	Pool #ZI1802, 5.50%, 4/1/34	74,025
136,915	Pool #ZI1991, 5.00%, 5/1/34	147,235
123,503	Pool #ZI2332, 5.00%, 6/1/34	132,811
153,440	Pool #ZI2888, 6.00%, 12/1/34	165,834
145,537	Pool #ZI2939, 5.50%, 12/1/34	155,735

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 93,996	Pool #ZI3102, 5.00%, 1/1/35	$101,081
82,830	Pool #ZI3254, 5.50%, 4/1/35	88,319
175,851	Pool #ZI3507, 5.00%, 9/1/35	189,136
104,189	Pool #ZI3713, 5.00%, 5/1/35	112,059
80,327	Pool #ZI4118, 5.50%, 1/1/36	84,759
143,274	Pool #ZI4120, 5.50%, 1/1/36	151,935
203,436	Pool #ZI4200, 5.50%, 2/1/36	219,101
84,931	Pool #ZI4201, 6.00%, 2/1/36	89,971
228,860	Pool #ZI4429, 5.00%, 6/1/35	246,149
58,363	Pool #ZI4521, 5.50%, 7/1/35	61,067
168,399	Pool #ZI4572, 5.50%, 8/1/35	179,402
70,469	Pool #ZI4605, 5.50%, 9/1/35	73,604
68,448	Pool #ZI4606, 5.50%, 9/1/35	71,419
112,719	Pool #ZI4704, 5.00%, 11/1/35	121,235
119,973	Pool #ZI4705, 5.00%, 11/1/35	129,037
50,542	Pool #ZI4706, 5.50%, 11/1/35	53,402
70,969	Pool #ZI4882, 6.00%, 5/1/36	76,032
219,532	Pool #ZI4979, 6.00%, 6/1/36	235,408
47,567	Pool #ZI5006, 6.00%, 6/1/36	48,712
97,065	Pool #ZI5896, 5.50%, 4/1/37	101,525
172,982	Pool #ZI5912, 5.50%, 4/1/37	185,516
89,588	Pool #ZI6311, 5.50%, 6/1/37	94,572
133,893	Pool #ZI6583, 5.50%, 8/1/37	143,541
60,243	Pool #ZI6814, 6.00%, 10/1/37	64,461
54,256	Pool #ZI6976, 5.50%, 7/1/37	57,493
207,978	Pool #ZI9925, 5.00%, 4/1/40	224,314
69,426	Pool #ZJ0038, 4.50%, 5/1/40	73,715
223,245	Pool #ZJ0482, 4.50%, 9/1/40	237,034
230,330	Pool #ZJ0844, 4.00%, 12/1/40	240,093
124,193	Pool #ZJ1058, 4.00%, 12/1/40	129,457
91,565	Pool #ZJ1264, 4.00%, 1/1/41	95,446
339,973	Pool #ZJ1444, 4.00%, 3/1/41	354,370
102,586	Pool #ZJ1445, 4.50%, 3/1/41	108,888
19,805	Pool #ZJ4162, 7.50%, 2/1/30	20,230
52,342	Pool #ZJ5032, 6.50%, 5/1/31	55,299
38,916	Pool #ZJ5104, 6.50%, 6/1/31	40,588
32,149	Pool #ZJ5458, 6.50%, 11/1/31	33,432
31,080	Pool #ZJ5928, 6.50%, 3/1/32	32,043
80,035	Pool #ZJ6638, 6.00%, 11/1/32	85,610
64,736	Pool #ZJ6955, 5.50%, 3/1/33	68,361
46,593	Pool #ZJ6956, 5.50%, 3/1/33	48,557
77,311	Pool #ZK4661, 2.50%, 11/1/27	76,983
314,711	Pool #ZL2630, 3.50%, 12/1/41	321,513
334,825	Pool #ZL2708, 3.50%, 1/1/42	342,062
1,037,330	Pool #ZL5676, 3.00%, 4/1/43	1,034,643
408,286	Pool #ZL6090, 3.00%, 6/1/43	407,228
191,151	Pool #ZL6097, 3.00%, 6/1/43	190,656
658,102	Pool #ZL9372, 3.00%, 4/1/45	654,362

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 360,654	Pool #ZL9669, 3.50%, 6/1/45	$366,930
207,922	Pool #ZM1422, 3.50%, 7/1/46	210,667
221,780	Pool #ZM1423, 3.50%, 7/1/46	224,708
200,543	Pool #ZM1736, 3.00%, 9/1/46	199,130
904,138	Pool #ZM1738, 3.00%, 9/1/46	897,769
711,384	Pool #ZM8750, 4.00%, 9/1/48	728,427
384,413	Pool #ZN1022, 4.00%, 11/1/48	394,719
17,041	Pool #ZN5269, 6.50%, 10/1/31	17,271
44,809	Pool #ZN5316, 5.00%, 5/1/34	48,187
68,401	Pool #ZN5321, 5.50%, 5/1/34	71,696
41,819	Pool #ZN5322, 5.50%, 5/1/34	43,662
49,339	Pool #ZN5332, 5.00%, 11/1/34	53,058
23,693	Pool #ZN5333, 5.50%, 11/1/34	24,046
738,121	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	733,437
1,942,948	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	1,949,161
383,581	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	381,306
881,090	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	884,140
319,800	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	320,813
1,508,713	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	1,491,663
606,209	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	600,453
1,556,537	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	1,535,940
718,558	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	711,142
1,944,697	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,757,392
795,000	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	760,577
3,046,907	Series Q014, Class A1, 1.56%, 1/25/36	2,790,199
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,055,492

		275,985,217

Ginnie Mae — 5.75%
74,550	Pool #409117, 5.50%, 6/20/38	78,122
193,583	Pool #442423, 4.00%, 9/20/41	202,712
120,454	Pool #616936, 5.50%, 1/15/36	133,657
800,357	Pool #618363, 4.00%, 9/20/41	838,100
362,370	Pool #664269, 5.85%, 6/15/38	362,370
22,056	Pool #675509, 5.50%, 6/15/38	22,728
145,706	Pool #697672, 5.50%, 12/15/38	155,969
63,794	Pool #697814, 5.00%, 2/15/39	66,702
321,547	Pool #697885, 4.50%, 3/15/39	347,814
98,812	Pool #698112, 4.50%, 5/15/39	106,884
460,850	Pool #698113, 4.50%, 5/15/39	498,497
46,952	Pool #699294, 5.63%, 9/20/38	49,506
852,544	Pool #713519, 6.00%, 7/15/39	950,683
169,841	Pool #716822, 4.50%, 4/15/39	183,715
60,648	Pool #716823, 4.50%, 4/15/39	65,603
313,196	Pool #720080, 4.50%, 6/15/39	338,781
256,141	Pool #724629, 5.00%, 7/20/40	278,757
335,089	Pool #726550, 5.00%, 9/15/39	355,659
256,497	Pool #729346, 4.50%, 7/15/41	277,188

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 311,225	Pool #738844, 3.50%, 10/15/41	$320,987
147,678	Pool #738845, 3.50%, 10/15/41	152,311
215,720	Pool #738862, 4.00%, 10/15/41	226,432
183,302	Pool #747241, 5.00%, 9/20/40	199,487
559,227	Pool #748654, 3.50%, 9/15/40	576,615
106,913	Pool #748846, 4.50%, 9/20/40	115,117
273,634	Pool #757016, 3.50%, 11/15/40	282,142
174,651	Pool #757017, 4.00%, 12/15/40	183,276
265,906	Pool #759297, 4.00%, 1/20/41	278,341
213,107	Pool #759298, 4.00%, 2/20/41	223,073
147,885	Pool #762877, 4.00%, 4/15/41	155,228
82,361	Pool #763564, 4.50%, 5/15/41	89,005
179,665	Pool #770481, 4.00%, 8/15/41	188,587
41,125	Pool #770482, 4.50%, 8/15/41	44,443
299,429	Pool #770517, 4.00%, 8/15/41	314,299
228,837	Pool #770529, 4.00%, 8/15/41	240,200
49,043	Pool #770537, 4.00%, 8/15/41	51,956
148,936	Pool #770738, 4.50%, 6/20/41	160,381
164,176	Pool #779592, 4.00%, 11/20/41	171,918
108,739	Pool #779593, 4.00%, 11/20/41	113,867
265,378	Pool #AA6312, 3.00%, 4/15/43	267,688
352,437	Pool #AA6424, 3.00%, 5/15/43	355,504
629,774	Pool #AB2733, 3.50%, 8/15/42	649,514
578,498	Pool #AB2745, 3.00%, 8/15/42	583,539
686,473	Pool #AB2841, 3.00%, 9/15/42	692,455
45,211	Pool #AB2843, 3.00%, 9/15/42	45,605
110,975	Pool #AB2852, 3.50%, 9/15/42	114,453
405,553	Pool #AE6946, 3.00%, 6/15/43	409,083
74,595	Pool #AG8915, 4.00%, 2/20/44	78,034
345,943	Pool #AK6446, 3.00%, 1/15/45	347,801
398,561	Pool #AK7036, 3.00%, 4/15/45	399,832
297,670	Pool #AO3594, 3.50%, 8/20/45	303,722
155,636	Pool #AP3887, 3.50%, 9/20/45	158,800
331,175	Pool #AR4919, 3.50%, 3/20/46	337,054
483,222	Pool #AR4970, 3.50%, 4/20/46	491,800
471,981	Pool #AS2921, 3.50%, 4/20/46	480,359
366,584	Pool #AS4332, 3.00%, 6/20/46	365,760
423,520	Pool #AS5511, 3.50%, 3/20/46	431,038
778,015	Pool #AX7237, 3.50%, 11/20/46	791,826
569,517	Pool #BO2104, 3.00%, 8/20/49	565,985
1,521,384	Pool #BR3787, 3.00%, 12/20/49	1,510,739
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	682,104
442,718	Series 2012-107, Class A, 1.15%, 1/16/45	430,184
1,304,339	Series 2012-112, Class B, 2.40%, 1/16/53(a)	1,287,922
1,093,209	Series 2012-115, Class A, 2.13%, 4/16/45	1,063,851
1,076,947	Series 2012-120, Class A, 1.90%, 2/16/53	1,040,658
406,116	Series 2012-131, Class A, 1.90%, 2/16/53	393,226
167,703	Series 2012-144, Class AD, 1.77%, 1/16/53	163,327

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 29,194	Series 2012-35, Class C, 3.25%, 11/16/52(a)	$29,412
262,328	Series 2013-105, Class A, 1.71%, 2/16/37	261,090
59,107	Series 2013-107, Class A, 2.00%, 5/16/40	59,031
184,445	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	180,351
254,768	Series 2013-29, Class AB, 1.77%, 10/16/45	250,168
68,798	Series 2013-33, Class A, 1.06%, 7/16/38	68,543
707,626	Series 2013-63, Class AB, 1.38%, 3/16/45	692,010
377,514	Series 2013-97, Class AC, 2.00%, 6/16/45	369,748
40,976	Series 2015-107, Class AB, 2.50%, 11/16/49	40,801
539,381	Series 2015-114, Class AD, 2.50%, 11/15/51	538,894
203,910	Series 2015-128, Class AD, 2.50%, 12/16/50	203,649
199,605	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	200,165
979,482	Series 2015-135, Class AC, 2.35%, 4/16/49	969,952
476,422	Series 2015-136, Class AC, 2.50%, 3/16/47	474,705
219,903	Series 2015-15, Class A, 2.00%, 11/16/48	215,795
462,476	Series 2015-154, Class AD, 2.50%, 5/16/54	458,428
425,543	Series 2015-171, Class DA, 2.37%, 3/16/46	421,618
327,495	Series 2015-22, Class A, 2.40%, 8/16/47	326,619
540,733	Series 2015-70, Class AB, 2.30%, 11/16/48	534,849
89,881	Series 2015-98, Class AB, 2.20%, 11/16/43	89,485
177,530	Series 2016-11, Class AD, 2.25%, 11/16/43	176,985
299,848	Series 2016-14, Class AB, 2.15%, 8/16/42	297,759
1,005,865	Series 2016-152, Class EA, 2.20%, 8/15/58	974,550
1,279,622	Series 2016-157, Class AC, 2.00%, 11/16/50	1,244,003
104,632	Series 2016-26, Class A, 2.25%, 12/16/55	104,519
72,658	Series 2016-28, Class AB, 2.40%, 11/16/55	72,674
86,533	Series 2016-36, Class AB, 2.30%, 6/16/56	86,308
360,168	Series 2016-39, Class AH, 2.50%, 9/16/44	359,455
226,793	Series 2016-50, Class A, 2.30%, 7/16/52	225,828
635,572	Series 2016-64, Class CA, 2.30%, 3/16/45	632,069
103,679	Series 2016-67, Class A, 2.30%, 7/16/56	103,641
201,750	Series 2016-94, Class AC, 2.20%, 8/16/57	196,592
199,410	Series 2016-96, Class BA, 1.95%, 3/16/43	197,998
518,028	Series 2017-127, Class AB, 2.50%, 2/16/59	502,678
875,245	Series 2017-135, Class AE, 2.60%, 10/16/58	852,447
309,495	Series 2017-140, Class A, 2.50%, 2/16/59	299,598
104,860	Series 2017-157, Class AH, 2.55%, 2/16/53	104,487
670,980	Series 2017-41, Class AC, 2.25%, 3/16/57	662,980
508,609	Series 2017-46, Class A, 2.50%, 11/16/57	492,176
437,110	Series 2017-71, Class AS, 2.70%, 4/16/57	435,201
282,546	Series 2017-9, Class AE, 2.40%, 9/16/50	279,168
1,314,439	Series 2017-94, Class AH, 2.60%, 2/16/59	1,286,449
449,883	Series 2018-2, Class AD, 2.40%, 3/16/59	444,252

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 319,129	Series 2018-26, Class AD, 2.50%, 3/16/52	$317,990
1,254,576	Series 2018-3, Class AG, 2.50%, 10/16/58	1,227,245

		41,805,340

Total U.S. Government Agency Backed Mortgages		624,011,959

(Cost $661,044,924)

U.S. Government Agency Obligations — 7.14%
Small Business Administration — 7.14%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b)	785
57,623	(Prime Index - 2.600%), 0.65%, 7/25/41(c)	57,756
329,520	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	330,566
208,313	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	209,764
330,231	(Prime Index - 2.600%), 0.65%, 7/25/42(c)	332,575
1,039,545	(Prime Index - 2.550%), 0.70%, 7/25/42(c)	1,049,349
214,522	(Prime Index - 2.525%), 0.73%, 11/25/41(c)	215,112
406,023	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	408,439
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b)	13,793
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b)	9,417
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b)	23,158
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	12,483
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	7,518
2,936,379	1.26%, 7/18/30(b),(d),(e)	50,724
664,836	(Prime Index - 1.400%), 1.85%, 7/25/41(c)	696,010
1,000,000	(TBA), 2.41%, 4/1/32(b)	1,003,750
1,571,502	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	1,688,392
4,805,468	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	5,213,974
3,455,115	(Prime Index - 0.675%), 2.58%, 1/25/46(c)	3,750,885
1,000,000	(TBA), 2.59%, 3/1/32(b)	1,006,875
236,872	(Prime Index - 0.432%), 2.82%, 11/25/27(c)	243,973
1,333,441	(Prime Index - 0.356%), 2.89%, 12/25/45(c)	1,466,369
219,752	(Prime Index - 0.184%), 3.07%, 2/25/40(c)	232,798
401,427	(Prime Index - 0.065%), 3.19%, 7/25/29(c)	416,149
76,130	(Prime Index + 0.040%), 3.29%, 12/25/40(c)	82,548
461,782	3.36%, 7/8/24(a),(b)	477,912
435,965	(Prime Index + 0.114%), 3.36%, 8/25/29(c)	454,277
331,145	(Prime Index + 0.124%), 3.37%, 6/25/29(c)	345,345
650,449	(Prime Index + 0.118%), 3.37%, 1/25/46(c)	728,245
418,360	(Prime Index + 0.165%), 3.42%, 11/25/28(c)	431,977
93,859	(Prime Index + 0.325%), 3.58%, 10/25/30(c)	100,650
2,912,723	(Prime Index + 0.325%), 3.58%, 11/25/30(c)	3,124,800
1,417,176	(Prime Index + 0.325%), 3.58%, 6/25/31(c)	1,536,762
1,945,729	(Prime Index + 0.325%), 3.58%, 7/25/31(c)	2,103,380
683,472	(Prime Index + 0.325%), 3.58%, 2/25/45(c)	763,228
955,321	(Prime Index + 0.325%), 3.58%, 8/25/46(c)	1,079,066
79,766	(Prime Index + 0.355%), 3.61%, 2/25/26(c)	82,061
2,320,516	(Prime Index + 0.375%), 3.63%, 5/25/31(c)	2,494,330
358,937	(Prime Index + 0.375%), 3.63%, 10/25/31(c)	394,396

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 989,516	(Prime Index + 0.375%), 3.63%, 8/25/46(c)	$1,128,469
2,566,813	(Prime Index + 0.546%), 3.80%, 12/25/45(c)	2,914,180
1,393,224	(Prime Index + 0.575%), 3.83%, 4/25/31(c)	1,498,588
292,139	3.85%, 9/16/34(a),(b)	312,008
47,632	(Prime Index + 0.650%), 3.90%, 8/25/27(c)	49,088
970,455	(Prime Index + 0.678%), 3.93%, 11/25/30(c)	1,042,902
54,349	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	57,157
503,837	(Prime Index + 0.731%), 3.98%, 3/25/30(c)	531,118
205,707	(Prime Index + 0.753%), 4.00%, 3/25/29(c)	213,726
259,730	(Prime Index + 0.784%), 4.03%, 9/25/28(c)	271,434
556,353	(Prime Index + 0.784%), 4.03%, 5/25/29(c)	579,226
364,368	(Prime Index + 0.805%), 4.06%, 2/25/28(c)	383,440
511,539	(Prime Index + 0.833%), 4.08%, 6/25/29(c)	537,414
1,855,138	(Prime Index + 0.825%), 4.08%, 9/25/31(c)	2,054,497
372,176	(Prime Index + 0.835%), 4.09%, 2/25/29(c)	389,203
150,204	(Prime Index + 0.858%), 4.11%, 3/25/31(c)	163,931
88,551	(Prime Index + 0.873%), 4.12%, 6/25/28(c)	91,899
144,812	(Prime Index + 0.889%), 4.14%, 2/25/30(c)	152,754
267,548	(Prime Index + 0.892%), 4.14%, 8/25/30(c)	289,230
373,995	(Prime Index + 0.913%), 4.16%, 7/25/30(c)	395,819
242,355	(Prime Index + 0.934%), 4.18%, 7/25/29(c)	254,417
1,053,288	(Prime Index + 0.927%), 4.18%, 12/25/30(c)	1,151,624
102,393	(Prime Index + 0.942%), 4.19%, 1/25/29(c)	106,830
209,489	(Prime Index + 0.943%), 4.19%, 5/25/29(c)	222,882
81,710	(Prime Index + 0.937%), 4.19%, 7/25/29(c)	87,100
211,719	(Prime Index + 1.001%), 4.25%, 1/25/31(c)	232,291
60,362	(Prime Index + 1.010%), 4.26%, 11/25/28(c)	64,091
315,355	(Prime Index + 1.027%), 4.28%, 2/25/31(c)	345,817
163,783	(Prime Index + 1.055%), 4.31%, 9/25/29(c)	175,208
256,840	(Prime Index + 1.063%), 4.31%, 12/25/29(c)	275,691
185,243	(Prime Index + 1.070%), 4.32%, 6/25/30(c)	200,717
62,705	4.33%, 12/15/30(b)	70,918
448,968	(Prime Index + 1.151%), 4.40%, 9/25/28(c)	468,964
44,802	(Prime Index + 1.199%), 4.45%, 11/25/26(c)	46,820
273,519	(Prime Index + 1.207%), 4.46%, 5/25/29(c)	288,049
129,427	(Prime Index + 1.225%), 4.48%, 6/25/29(c)	138,778
538,910	(Prime Index + 1.282%), 4.53%, 6/25/31(c)	595,802
91,861	(Prime Index + 1.285%), 4.54%, 10/25/31(c)	102,654
269,606	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	293,728
31,152	(Prime Index + 1.604%), 4.85%, 7/25/28(c)	32,706
26,620	5.13%, 2/28/24(b)	27,462
103,508	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	115,514
232,696	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	261,504
117,016	6.08%, 12/19/29(a),(b)	132,742
149,785	6.58%, 4/8/29(b),(c)	171,698
379,549	7.08%, 7/25/30	387,099

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 68,746	9.08%, 9/25/29	$73,563
89,426	9.88%, 6/7/29(b)	95,316

		52,115,659

Total U.S. Government Agency Obligations		52,115,659

(Cost $52,910,228)

Municipal Bonds — 3.67%
California — 1.81%
6,375,000	California Health Facilities Financing Authority Revenue, 2.70%, 6/1/30, Callable 6/1/29 @ 100	5,984,687
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,867,437
850,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/2/22 @ 100	850,590
200,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	189,687
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,636,530
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	976,132
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,670,838

		13,175,901

Colorado — 0.16%
245,346	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	230,750
1,000,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	950,410

		1,181,160

District of Columbia — 0.08%
567,450	District of Columbia Housing Finance Agency Refunding Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA)	568,115

Georgia — 0.14%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	998,370

Illinois — 0.11%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 5/2/22 @ 100	260,443
540,313	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	526,286

		786,729

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
Minnesota — 0.06%
$ 471,465	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	$464,640

Missouri — 0.39%
2,827,237	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	2,854,586

New York — 0.77%
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	170,144
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	100,355
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	198,586
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,649
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	277,398
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	295,650
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	184,164
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	510,285
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	147,916
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	230,157
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,017,201
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	505,540
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	507,777
425,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/2/22 @ 100	425,540
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/2/22 @ 100	1,000,491

		5,610,853

Oregon — 0.03%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	235,515

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	102,180

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
Washington — 0.11%
$ 800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	$823,777

Total Municipal Bonds		26,801,826

(Cost $27,786,368)

Corporate Bonds — 0.04%
Consumer, Non-cyclical — 0.04%
260,000	Montefiore Medical Center, 2.15%, 10/20/26	253,943

Total Corporate Bonds		253,943

(Cost $260,000)

Shares
Investment Company — 4.18%
30,507,225	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	30,507,225

Total Investment Company		30,507,225

(Cost $30,507,225)

Total Investments		$733,690,612
(Cost $772,508,745)(g) — 100.53%

Liabilities in excess of other assets — (0.53)%		(3,869,283)

NET ASSETS — 100.00%		$729,821,329

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Floating rate note. Rate shown is as of report date.

(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

March 31, 2022 (Unaudited)

Financial futures contracts as of March 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Five Year U.S. Treasury Note	350	June 2022	$(929,537)	USD $40,140,625	Barclays Capital Group

Total			$(929,537)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
10 Year U.S. Ultra Treasury Bond	52	June 2022	$244,459	USD $7,044,375	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	26	June 2022	181,919	USD 4,605,250	Barclays Capital Group

Total			$426,378

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund

March 31, 2022 (Unaudited)

Principal Amount		Value
Corporate Bonds — 28.37%
Consumer, Non-cyclical — 16.67%
$ 545,000	AbbVie, Inc., 3.60%, 5/14/25	$553,153
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,071,835
995,000	Amgen, Inc., 1.90%, 2/21/25	967,534
475,000	Amgen, Inc., 2.20%, 2/21/27	456,575
400,000	Amgen, Inc., 2.80%, 8/15/41	344,289
275,000	Amgen, Inc., 3.20%, 11/2/27	276,222
525,000	Amgen, Inc., 4.20%, 2/22/52	543,727
350,000	Amgen, Inc., 4.40%, 5/1/45	368,652
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,671,054
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	456,266
1,700,000	Baxter International, Inc., 1.92%, 2/1/27(a)	1,589,784
1,000,000	Becton Dickinson and Co., 2.82%, 5/20/30	951,122
398,000	Becton Dickinson and Co., 3.73%, 12/15/24	404,735
1,089,000	Becton Dickinson and Co., 4.67%, 6/6/47	1,190,707
400,000	Becton Dickinson and Co., 4.69%, 12/15/44	431,177
1,600,000	Bristol-Myers Squibb Co., 3.70%, 3/15/52	1,609,806
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	54,732
60,000	California Endowment (The), 2021, 2.50%, 4/1/51	49,271
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	1,110,830
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	947,945
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	79,011
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(a)	1,860,704
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,536,656
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,527,844
1,725,000	HCA, Inc., 4.63%, 3/15/52(a)	1,747,461
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	347,370
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	1,760,103
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	149,893
1,200,000	Mary Free Bed Rehabilitation Hospital, 3.79%, 4/1/51	1,185,433
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	134,569
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	307,178
250,000	Medtronic, Inc., 4.38%, 3/15/35	277,765
625,000	PerkinElmer, Inc., 2.25%, 9/15/31	552,892
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	247,536
645,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	645,992
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,831,828
1,300,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	1,171,114
150,000	Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	131,652
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,248,870
1,100,000	Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	1,007,678

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	$287,934
100,000	Trinity Health Corp., 4.13%, 12/1/45	103,632

		35,192,531

Financial — 6.22%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	316,872
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	247,671
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,337,940
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,608,408
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	240,176
2,100,000	Healthcare Realty Trust, Inc., 2.40%, 3/15/30	1,907,111
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	580,406
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,333,613
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,926,972
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,626,496

		13,125,665

Industrial — 2.79%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,479,250
1,500,000	Empresa de Transporte de Pasajeros Metro SA, 3.65%, 5/7/30(b)	1,499,911
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	909,378
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	898,551
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	61,612
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	44,300

		5,893,002

Utilities — 2.69%
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,531,179
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,370,538
3,020,000	NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	2,782,548

		5,684,265

Total Corporate Bonds		59,895,463

(Cost $63,982,241)

U.S. Government Agency Backed Mortgages — 27.68%
Fannie Mae — 10.43%
50,000	Pool #AN0360, 3.95%, 12/1/45	53,274
92,882	Pool #AN7868, 3.06%, 12/1/27	93,591
95,753	Pool #AN8422, 3.71%, 4/1/33	100,682
17,485	Pool #BJ0657, 4.00%, 2/1/48	17,903
36,803	Pool #BJ2670, 4.00%, 4/1/48	37,683
60,753	Pool #BJ3178, 4.00%, 11/1/47	62,877
47,696	Pool #BJ4987, 4.00%, 3/1/48	49,356
37,965	Pool #BJ5158, 4.00%, 4/1/48	38,981

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 43,549	Pool #BJ9439, 4.00%, 2/1/48	$44,844
50,311	Pool #BJ9477, 4.00%, 4/1/48	51,807
48,608	Pool #BK7924, 4.00%, 11/1/48	50,054
22,102	Pool #BO1263, 3.50%, 6/1/49	22,224
827,316	Pool #BP3417, 2.50%, 5/1/51	791,408
197,714	Pool #BP8741, 2.50%, 6/1/50	189,618
310,361	Pool #BQ7523, 2.00%, 11/1/50	289,354
355,221	Pool #BQ7524, 2.50%, 10/1/50	340,401
878,162	Pool #BR1037, 2.50%, 5/1/51	839,911
1,622,884	Pool #BR2051, 2.50%, 6/1/51	1,552,194
2,094,237	Pool #BR2234, 2.50%, 8/1/51	2,002,367
300,000	Pool #BS0915, 1.62%, 3/1/31	271,708
1,110,152	Pool #BT0853, 2.50%, 5/1/51	1,061,796
45,125	Pool #CA1066, 4.00%, 1/1/48	46,415
22,495	Pool #CA1068, 3.50%, 1/1/48	22,696
53,150	Pool #CA2595, 4.50%, 11/1/48	55,193
22,999	Pool #CA2597, 4.00%, 11/1/48	23,549
68,610	Pool #CA2912, 4.00%, 12/1/48	70,796
45,796	Pool #CA3132, 4.00%, 2/1/49	47,222
45,353	Pool #CA3174, 4.00%, 2/1/49	46,701
271,803	Pool #CA3451, 3.50%, 5/1/49	273,146
196,049	Pool #CA3456, 3.50%, 5/1/49	197,253
385,830	Pool #CA9048, 2.00%, 2/1/51	359,715
995,654	Pool #CB0437, 2.50%, 5/1/51	952,439
1,040,711	Pool #CB0480, 2.50%, 5/1/51	995,380
818,204	Pool #CB0576, 2.50%, 5/1/51	782,565
1,802,515	Pool #CB0582, 2.50%, 5/1/51	1,724,001
1,822,830	Pool #CB0675, 2.50%, 5/1/51	1,743,431
1,011,372	Pool #CB0689, 2.50%, 6/1/51	967,319
1,887,094	Pool #CB1003, 2.50%, 7/1/51	1,804,604
1,584,317	Pool #CB2761, 3.00%, 2/1/52	1,551,682
2,411,462	Pool #CB3227, 3.50%, 3/1/52	2,429,935

		22,056,075

Freddie Mac — 17.07%
52,566	Pool #Q59453, 4.00%, 11/1/48	54,013
205,636	Pool #QB5731, 2.00%, 11/1/50	191,716
204,199	Pool #QB5732, 2.50%, 11/1/50	195,679
912,065	Pool #QC3844, 2.00%, 6/1/51	848,101
296,428	Pool #QC3845, 2.50%, 6/1/51	283,470
1,335,219	Pool #QC7895, 2.00%, 9/1/51	1,241,165
995,414	Pool #QC9571, 2.50%, 10/1/51	951,438
88,970	Pool #RA1713, 3.00%, 11/1/49	87,515
82,471	Pool #RA1714, 3.00%, 11/1/49	81,122
42,263	Pool #RA1715, 3.00%, 10/1/49	41,572
141,634	Pool #RA2256, 3.00%, 3/1/50	139,093
185,364	Pool #RA2340, 3.00%, 3/1/50	182,032
210,300	Pool #RA2395, 2.50%, 4/1/50	201,810

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 411,023	Pool #RA2575, 2.50%, 5/1/50	$394,350
143,903	Pool #RA2727, 2.00%, 5/1/50	134,161
144,036	Pool #RA2728, 2.50%, 5/1/50	138,165
389,919	Pool #RA2740, 2.50%, 6/1/50	374,027
339,433	Pool #RA3680, 2.50%, 9/1/50	325,403
217,027	Pool #RA3751, 2.00%, 10/1/50	202,335
370,373	Pool #RA4503, 2.00%, 2/1/51	345,300
392,012	Pool #RA4598, 2.00%, 2/1/51	364,763
365,014	Pool #RA4927, 2.00%, 3/1/51	339,642
502,172	Pool #RA5020, 2.00%, 4/1/51	467,189
1,026,369	Pool #RA5045, 2.50%, 5/1/51	981,821
1,356,721	Pool #RA5195, 2.50%, 5/1/51	1,299,264
1,009,102	Pool #RA5197, 2.50%, 5/1/51	965,304
951,240	Pool #RA5234, 2.50%, 5/1/51	909,805
478,256	Pool #RA5237, 2.50%, 5/1/51	457,499
1,752,224	Pool #RA5278, 2.50%, 5/1/51	1,675,900
1,726,717	Pool #RA5350, 2.50%, 6/1/51	1,651,504
1,774,126	Pool #RA5379, 2.50%, 6/1/51	1,696,848
1,030,789	Pool #RA5380, 2.50%, 6/1/51	985,889
1,750,391	Pool #RA5452, 2.50%, 6/1/51	1,673,875
1,815,999	Pool #RA5509, 2.50%, 7/1/51	1,736,615
1,871,952	Pool #RA5541, 2.50%, 7/1/51	1,790,123
1,515,702	Pool #RA5571, 2.50%, 7/1/51	1,449,211
1,583,573	Pool #RA5597, 2.50%, 7/1/51	1,514,104
247,228	Pool #RA5621, 2.50%, 8/1/51	236,382
805,806	Pool #RA5701, 2.00%, 8/1/51	749,044
1,004,222	Pool #RA5796, 2.50%, 8/1/51	960,013
222,776	Pool #RA5874, 2.50%, 9/1/51	212,934
2,519,183	Pool #RA6108, 3.50%, 3/1/52	2,526,764
2,095,745	Pool #RA6760, 3.00%, 2/1/52	2,052,545
58,603	Pool #V84044, 4.00%, 1/1/48	60,323
55,167	Pool #V84506, 4.00%, 7/1/48	56,528
43,991	Pool #V84836, 4.00%, 11/1/48	45,282
92,693	Pool #V85365, 3.50%, 4/1/49	93,620
183,315	Pool #V85381, 3.50%, 4/1/49	184,579
114,514	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.78%, 12/25/28(c)	114,514
57,936	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(d)	57,757
66,998	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(d)	67,212
65,067	Series 2018-SB48, Class A10F, 3.35%, 2/25/28(d)	63,753
187,182	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(d)	186,800
1,799,127	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(d)	1,686,571
335,246	Series Q014, Class A1, 1.56%, 1/25/36(c)	307,001

		36,033,445

Ginnie Mae — 0.18%
191,979	Pool #AC3667, 1.66%, 8/15/26	190,078
46,642	Pool #BB3740, 4.00%, 11/15/47	48,276

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 58,550	Pool #BE3008, 4.00%, 4/20/48	$60,194
32,135	Series 2018-2, Class AD, 2.40%, 3/16/59	31,732
31,913	Series 2018-26, Class AD, 2.50%, 3/16/52	31,799

		362,079

Total U.S. Government Agency Backed Mortgages		58,451,599

(Cost $62,997,602)

Municipal Bonds — 26.15%

Alabama — 0.49%
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	147,261
1,000,000	Water Works Board of the City of Birmingham (The) Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	892,025

		1,039,286

Arizona — 0.43%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	688,923
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	225,917

		914,840

Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	92,708

California — 8.00%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	147,861
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	227,322
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	723,206
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	868,580
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	426,635
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	135,021
100,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	94,844
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	99,752
300,000	City of Modesto Wastewater Revenue, Series A, 0.99%, 11/1/25	281,792
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	329,888
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,401,260
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	681,347
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	272,393

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	$101,296
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	194,970
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,545,913
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	147,613
150,000	Kern Community College District GO, 2.54%, 11/1/26	146,944
175,000	Lancaster Power Authority Revenue, 0.45%, 11/1/22	173,594
190,000	Lancaster Power Authority Revenue, 0.87%, 11/1/24, (Credit Support: AGM)	178,451
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	217,044
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	256,355
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	468,732
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	470,450
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	679,285
300,000	Riverside Community College District GO, 0.82%, 8/1/25	280,832
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	195,965
250,000	Rowland Water District Revenue, Series A, 0.87%, 12/1/25	233,371
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	222,024
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	881,200
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	722,737
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	115,357
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	112,776
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	353,508
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	930,307
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	828,138
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	562,900
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	91,981
245,000	Walnut Valley Water District Revenue, Series A, 0.76%, 6/1/25	228,315
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	288,767
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	289,212
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	290,037

		16,897,975

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
Colorado — 0.83%
$ 1,120,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	$1,064,459
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	50,327
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	260,353
400,000	Regional Transportation District Sales Tax Revenue, Series A, 0.70%, 11/1/25	370,347

		1,745,486

Connecticut — 0.21%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	296,264
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	141,994

		438,258

District of Columbia — 1.01%
340,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.05%, 3/1/25, (Credit Support: FHA)	321,745
155,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.15%, 9/1/25, (Credit Support: FHA)	145,581
350,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.20%, 3/1/26, (Credit Support: FHA)	326,052
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.50%, 3/1/27, (Credit Support: FHA)	181,121
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.60%, 9/1/27, (Credit Support: FHA)	180,456
200,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.70%, 3/1/28, (Credit Support: FHA)	184,420
135,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.75%, 9/1/28, (Credit Support: FHA)	123,960
140,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.95%, 9/1/29, (Credit Support: FHA)	128,474
590,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	542,435

		2,134,244

Florida — 0.85%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,788,775

Georgia — 0.39%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	75,394
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	264,131

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	$74,171
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	399,667

		813,363

Hawaii — 0.42%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	642,280
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	237,038

		879,318

Idaho — 0.20%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	428,329

Iowa — 0.05%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	101,436

Maryland — 0.10%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	205,084

Massachusetts — 0.83%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	551,635
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	951,848
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	246,017

		1,749,500

Michigan — 1.31%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	668,010
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,183,983
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	93,539
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	165,721
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	165,721
300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	283,523
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	198,832

		2,759,329

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
Missouri — 0.05%
$ 100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	$100,000

Nebraska — 0.16%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	93,637
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	234,513

		328,150

Nevada — 0.11%
250,000	City of Henderson GO, Series A-2, 2.23%, 6/1/28	237,288

New Jersey — 0.64%
1,335,000	Morris County Improvement Authority Revenue, 0.89%, 6/15/25	1,257,258
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	100,699

		1,357,957

New York — 0.72%
570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	527,956
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	546,759
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	450,547

		1,525,262

Ohio — 0.10%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	132,486
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	79,488

		211,974

Oklahoma — 0.66%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	686,002
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	707,535

		1,393,537

Oregon — 0.48%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	322,825
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	277,675
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	90,916
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	320,659

		1,012,075

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
Pennsylvania — 2.07%
$1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	$1,598,242
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	186,810
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	751,833
1,325,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.03%, 9/1/24	1,266,293
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	471,788
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	106,200

		4,381,166

Rhode Island — 1.21%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,141,721
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	347,689
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	145,704
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	913,383

		2,548,497

South Carolina — 0.03%
75,000	Spartanburg Sanitary Sewer District Revenue, 1.19%, 3/1/26	70,924

Tennessee — 0.07%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	148,721

Texas — 2.87%
930,000	City of Houston Combined Utility System Revenue, Series B, 0.81%, 11/15/25	864,569
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	239,971
400,000	City of Lubbock Water & Wastewater System Revenue, Series C, 1.39%, 2/15/27	376,092
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	160,758
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	277,548
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	625,225
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	325,756
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	725,594
1,150,000	Hidalgo County Drain District No 1 GO, Series A, 0.59%, 9/1/24	1,093,727
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	314,845
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	254,809
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	206,747
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	118,104

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	$270,496
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	211,050

		6,065,291

Utah — 0.29%
150,000	Central Utah Water Conservancy District Revenue, Series E, 0.72%, 10/1/25	139,545
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	474,168

		613,713

Vermont — 0.05%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	102,180

Virginia — 0.07%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	150,407

Washington — 1.41%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,678,797
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	288,579

		2,967,376

Total Municipal Bonds		55,202,449

(Cost $60,274,244)
Asset Backed Securities — 8.44%
900,392	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(a)	811,836
1,552,852	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B, 2.94%, 1/20/49(a)	1,425,930
805,720	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(a)	731,762
1,145,600	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	1,087,514
1,589,026	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(a)	1,441,194
1,077,436	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(a)	986,703
972,251	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(a)	895,955
1,712,477	Sunnova Helios VIII Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(a)	1,620,776
959,772	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(a)	882,083

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(a)	$401,255
1,700,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(a)	1,708,808
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(a)	187,448
1,900,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(a)	1,877,377
2,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	1,903,586
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,866,670

Total Asset Backed Securities		17,828,897

(Cost $18,958,896)
U.S. Government Agency Obligations — 5.78%
Small Business Administration — 3.80%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(c),(e)	204
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(c),(e)	748
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(c),(e)	915
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(c),(e)	2,862
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(c),(e)	2,201
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(c),(e)	4,827
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(e)	6,926
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(c),(e)	6,542
40,602	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	40,844
86,217	(Prime Index - 2.500%), 0.75%, 4/25/44(c)	87,223
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(c),(e)	4,833
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(c),(e)	29,277
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(e)	10,735
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(e)	6,831
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(c),(e)	2,245
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(c),(e)	12,177
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(c),(e)	18,432
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(e)	13,685
868,500	Certificate of Originator’s Fee, 1.23%, 6/11/31(e)	34,911
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(e)	10,649
468,000	Certificate of Originator’s Fee, 1.23%, 9/7/31(e)	18,458
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(e)	7,099
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(e)	5,502
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(c),(e)	53,275
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(c),(e)	24,765
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(c),(e)	69,454
65,479	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	70,350
216,260	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	234,644
243,918	(Prime Index + 0.118%), 3.37%, 1/25/46(c)	273,092
421,252	(Prime Index + 0.325%), 3.58%, 6/25/31(c)	456,799

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Principal Amount		Value
$ 462,168	(Prime Index + 0.325%), 3.58%, 7/25/31(c)	$499,615
520,603	(Prime Index + 0.325%), 3.58%, 2/25/32(c)	569,243
129,564	(Prime Index + 0.325%), 3.58%, 9/25/44(c)	144,294
822,988	(Prime Index + 0.325%), 3.58%, 8/25/46(c)	929,591
830,387	(Prime Index + 0.375%), 3.63%, 10/25/31(c)	912,421
647,099	(Prime Index + 0.375%), 3.63%, 8/25/46(c)	737,968
292,651	(Prime Index + 0.575%), 3.83%, 4/25/31(c)	314,783
50,371	(Prime Index + 0.614%), 3.86%, 3/25/43(c)	56,210
31,498	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	33,125
929,122	(Prime Index + 0.825%), 4.08%, 9/25/31(c)	1,028,968
428,061	(Prime Index + 0.875%), 4.13%, 1/25/32(c)	478,380
40,241	(Prime Index + 1.010%), 4.26%, 11/25/28(c)	42,727
74,047	(Prime Index + 1.225%), 4.48%, 6/25/29(c)	79,397
90,733	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	98,851
39,544	(TBA), 5.27%, 3/30/28(c),(e)	43,842
35,268	(TBA), 5.58%, 9/23/25(c),(e)	38,797
120,069	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	133,997
104,322	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	117,237
139,269	7.08%, 7/25/30(c)	142,039
68,746	9.08%, 9/25/29	73,563

		7,985,553

U.S. International Development Finance Corp. — 1.98%
1,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(c)	1,800,000
1,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.30%, 7/5/38(c),(e)	1,000,000
1,000,000	1.44%, 4/15/28	937,619
500,000	1.65%, 4/15/28	474,366

		4,211,985

Total U.S. Government Agency Obligations		12,197,538

(Cost $12,426,449)
Collateralized Mortgage Obligations — 0.96%
2,050,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (TSFR1M + 2.090%), 2.39%, 1/17/39(a),(c)	2,019,588

Total Collateralized Mortgage Obligations		2,019,588

(Cost $2,044,247)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Shares		Value
Investment Company — 1.98%
4,176,700	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	$4,176,700

Total Investment Company	4,176,700

(Cost $4,176,700)

Total Investments	$209,772,234
(Cost $224,860,379)(g) — 99.36%

Other assets in excess of liabilities — 0.64%	1,359,745

NET ASSETS — 100.00%	$211,131,979

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Floating rate note. Rate shown is as of report date.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	120	June 2022	$(854,027)	USD	$21,255,000	Barclays Capital Group

Total			$(854,027)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

March 31, 2022 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	103	June 2022	$ 485,344	USD	$13,953,281	Barclays Capital Group
30 Year U.S. Treasury Bond	8	June 2022	39,226	USD	1,200,500	Barclays Capital Group
Five Year U.S. Treasury Note	170	June 2022	540,547	USD	19,496,875	Barclays Capital Group

Total			$1,065,117

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

PSF-GTD - Permanent School Fund Guarantee

Q-SBLF - Qualified School Bond Loan Fund

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

	RBC Access Capital
	Community Investment Fund	RBC Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $742,001,520 and $220,683,679, respectively)	$703,183,387	$205,595,534
Affiliated investments (cost $30,507,225 and $4,176,700, respectively)	30,507,225	4,176,700
Cash	424	—
Cash at broker for financial futures contracts	1,046,765	988,441
Interest and dividend receivable	1,945,045	957,783
Receivable for capital shares issued	1,228,353	640,130
Receivable for investments sold	709,408	88,768
Unrealized appreciation on futures contracts	426,378	1,065,117
Prepaid expenses and other assets	17,977	69,907

Total Assets	739,064,962	213,582,380

Liabilities:
Current tax payable	3,890	3,890
Distributions payable	446,153	—
Payable for capital shares redeemed	244,953	32,801
Payable for investments purchased	7,258,295	1,460,000
Unrealized depreciation on futures contracts	929,537	854,027
Accrued expenses and other payables:
Investment advisory fees	178,864	46,288
Accounting fees	10,005	5,714
Audit fees	27,526	15,433
Trustees’ fees	4,324	—
Distribution fees	3,011	58
Custodian fees	7,287	379
Shareholder reports	25,044	5,188
Shareholder servicing fees	29,003	—
Transfer agent fees	33,849	7,106
Other	41,892	19,517

Total Liabilities	9,243,633	2,450,401

Net Assets	$729,821,329	$211,131,979

Net Assets Consists of:
Capital	$802,989,333	$227,524,403
Accumulated earnings	(73,168,004)	(16,392,424)

Net Assets	$729,821,329	$211,131,979

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

March 31, 2022 (Unaudited)

	RBC Access Capital Community Investment Fund	RBC Impact Bond Fund
Net Assets
Class A	$ 12,589,689		$20,157
Class I	677,456,415		75,861,258
Class IS	39,775,225		N/A
Class R6	N/A		78,528,686
Class Y	N/A		56,721,878

Total	$729,821,329		$211,131,979

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,501,745		2,140
Class I	80,840,862		8,039,892
Class IS	4,750,440		N/A
Class R6	N/A		8,321,022
Class Y	N/A		6,015,439

Total	87,093,047		22,378,493

Net Asset Values and Redemption Prices Per Share:
Class A	$ 8.38		$9.42

Class I	$ 8.38		$9.44

Class IS	$ 8.37	$	N/A

Class R6	$ N/A		$9.44

Class Y	$ N/A		$9.43

Maximum Offering Price Per Share:
Class A	$ 8.71		$9.79

Maximum Sales Charge - Class A	3.75%		3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Investment Income:
Interest income	$ 7,122,461	$1,904,349
Dividend income - affiliated	4,510	599

Total Investment Income	7,126,971	1,904,948
Expenses:
Investment advisory fees	1,296,959	381,645
Distribution fees–Class A	16,828	27
Accounting fees	94,337	36,680
Audit fees	27,231	19,738
Custodian fees	24,264	4,361
Insurance fees	2,204	3,207
Legal fees	11,604	20,564
Registrations and filing fees	43,287	28,188
Shareholder reports	39,159	17,013
Transfer agent fees–Class A	14,111	4,107
Transfer agent fees–Class I	129,276	29,179
Transfer agent fees–Class IS	15,437	—
Transfer agent fees–Class R6	—	1,877
Transfer agent fees–Class Y	—	877
Trustees’ fees and expenses	11,799	1,432
Shareholder services administration fees–Class I	173,511	—
Tax expense	2,104	2,104
Other fees	5,777	2,861

Total expenses before fee waiver/reimbursement	1,907,888	553,860
Expenses waived/reimbursed by: Advisor	(225,213)	(98,016)

Net expenses	1,682,675	455,844

Net Investment Income	5,444,296	1,449,104

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(475,509)	(686,620)
Futures contracts	2,788,810	(283,091)

Net realized gains/(losses)	2,313,301	(969,711)
Net change in unrealized appreciation/(depreciation) on:
Investments	(46,015,991)	(14,743,619)
Futures contracts	(1,572,688)	714,830

Net unrealized losses	(47,588,679)	(14,028,789)

Change in net assets resulting from operations	$(39,831,082)	$(13,549,396)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$5,444,296	$ 9,703,697
Net realized gains from investments and futures contracts	2,313,301	3,597,976
Net change in unrealized depreciation on investments and futures contracts	(47,588,679)	(15,585,254)

Change in net assets resulting from operations	(39,831,082)	(2,283,581)

Distributions to Shareholders:
Class A	(103,318)	(246,708)
Class I	(6,548,932)	(12,633,263)
Class IS	(328,786)	(486,652)

Change in net assets resulting from shareholder distributions	(6,981,036)	(13,366,623)

Capital Transactions:
Proceeds from shares issued	87,997,809	239,477,070
Distributions reinvested	4,449,201	8,052,034
Cost of shares redeemed	(63,051,196)	(79,442,472)

Change in net assets resulting from capital transactions	29,395,814	168,086,632

Net increase/(decrease) in net assets	(17,416,304)	152,436,428
Net Assets:
Beginning of period	747,237,633	594,801,205

End of period	$729,821,329	$747,237,633

Share Transactions:
Issued	10,082,211	26,470,734
Reinvested	510,831	892,352
Redeemed	(7,234,150)	(8,792,062)

Change in shares resulting from capital transactions	3,358,892	18,571,024

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
From Investment Activities
Operations:
Net investment income	$1,449,104	$ 1,129,876
Net realized gains/(losses) from investments and futures contracts	(969,711)	1,330,592
Net change in unrealized depreciation on investments and futures contracts	(14,028,789)	(2,539,982)

Change in net assets resulting from operations	(13,549,396)	(79,514)

Distributions to Shareholders:
Class A	(281)	(300)
Class I	(1,145,991)	(829,502)
Class R6	(1,182,133)	(691,803)
Class Y	(876,682)	(275,265)

Change in net assets resulting from shareholder distributions	(3,205,087)	(1,796,870)

Capital Transactions:
Proceeds from shares issued	11,928,785	187,535,964
Distributions reinvested	3,199,411	1,736,264
Cost of shares redeemed	(7,190,654)	(5,232,227)

Change in net assets resulting from capital transactions	7,937,542	184,040,001

Net increase/(decrease) in net assets	(8,816,941)	182,163,617
Net Assets:
Beginning of period	219,948,920	37,785,303

End of period	$211,131,979	$219,948,920

Share Transactions:
Issued	1,205,934	18,353,758
Reinvested	320,627	167,889
Redeemed	(731,907)	(505,635)

Change in shares resulting from capital transactions	794,654	18,016,012

See Notes to the Financial Statements.

   FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$8.93	0.05	(0.53)	(0.48)	(0.07)	(0.07)	$8.38
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Year Ended 9/30/20	9.00	0.16	0.17	0.33	(0.20)	(0.20)	9.13
Year Ended 9/30/19	8.62	0.19	0.41	0.60	(0.22)	(0.22)	9.00
Year Ended 9/30/18	9.02	0.18	(0.37)	(0.19)	(0.21)	(0.21)	8.62
Year Ended 9/30/17	9.26	0.18	(0.20)	(0.02)	(0.22)	(0.22)	9.02
Class I
Six Months Ended 3/31/22 (Unaudited)	$8.92	0.06	(0.52)	(0.46)	(0.08)	(0.08)	$8.38
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.99	0.19	0.18	0.37	(0.23)	(0.23)	9.13
Year Ended 9/30/19	8.62	0.22	0.40	0.62	(0.25)	(0.25)	8.99
Year Ended 9/30/18	9.02	0.21	(0.37)	(0.16)	(0.24)	(0.24)	8.62
Year Ended 9/30/17	9.25	0.21	(0.19)	0.02	(0.25)	(0.25)	9.02
Class IS
Six Months Ended 3/31/22 (Unaudited)	$8.92	0.07	(0.54)	(0.47)	(0.08)	(0.08)	$8.37
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.98	0.19	0.18	0.37	(0.23)	(0.23)	9.12
Period Ended 9/30/19(b)	8.73	0.13	0.26	0.39	(0.14)	(0.14)	8.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

   FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(5.43)%(c)	$ 12,590	0.80%(d)	0.80%(d)	1.12%(d)	0.88%(d)	10%
Year Ended 9/30/21	(0.61)%	14,233	0.80%	0.80%	1.07%	0.86%	25%
Year Ended 9/30/20	3.65%	16,662	0.80%	0.80%	1.71%	0.90%	23%
Year Ended 9/30/19	7.03%	17,583	0.95%(e)	0.87%	2.18%	1.11%	12%
Year Ended 9/30/18	(2.12)%	22,258	1.06%	0.95%	2.10%	1.20%	20%
Year Ended 9/30/17	(0.24)%	24,568	0.99%	0.95%	2.01%	1.09%	17%
Class I
Six Months Ended 3/31/22 (Unaudited)	(5.16)%(c)	$677,456	0.45%(d)	0.45%(d)	1.47%(d)	0.51%(d)	10%
Year Ended 9/30/21	(0.37)%	701,768	0.45%	0.45%	1.42%	0.52%	25%
Year Ended 9/30/20	4.13%	562,573	0.45%	0.45%	2.06%	0.51%	23%
Year Ended 9/30/19	7.27%	550,213	0.60%(e)	0.53%	2.53%	0.66%	12%
Year Ended 9/30/18	(1.79)%	568,592	0.73%	0.61%	2.44%	0.73%	20%
Year Ended 9/30/17	0.23%	619,328	0.63%	0.58%	2.38%	0.64%	17%
Class IS
Six Months Ended 3/31/22 (Unaudited)	(5.25)%(c)	$ 39,775	0.40%(d)	0.40%(d)	1.55%(d)	0.51%(d)	10%
Year Ended 9/30/21	(0.21)%	31,237	0.40%	0.40%	1.47%	0.55%	25%
Year Ended 9/30/20	4.19%	15,566	0.40%	0.40%	2.06%	0.59%	23%
Period Ended 9/30/19(f)	4.33%(c)	5,916	0.40%(d)	0.40%(d)	2.61%(d)	0.73%(d)	12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

    FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

(c) Not annualized.

(d) Annualized.

(e) Beginning March 11, 2019, the net operating expenses were contractually limited to 0.80% and 0.45% for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30,2019.

(f) For the period from March 11, 2019, (commencement of operations) to September 30, 2019.

See Notes to the Financial Statements.

   FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/22 (Unaudited)	$10.17	0.05	(0.67)	(0.62)	(0.06)	(0.07)	(0.13)	$ 9.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Period Ended 9/30/20(b)	10.15	0.11	0.44	0.55	(0.12)	—	(0.12)	10.58
Class I
Six Months Ended 3/31/22 (Unaudited)	$10.19	0.06	(0.67)	(0.61)	(0.07)	(0.07)	(0.14)	$ 9.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.20	0.52	0.72	(0.23)	(0.12)	(0.35)	10.59
Year Ended 9/30/19	9.61	0.26	0.62	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.17	(0.38)	(0.21)	(0.18)	—	(0.18)	9.61
Class R6
Six Months Ended 3/31/22 (Unaudited)	$10.19	0.07	(0.68)	(0.61)	(0.07)	(0.07)	(0.14)	$ 9.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.21	0.52	0.73	(0.23)	(0.12)	(0.35)	10.60
Year Ended 9/30/19	9.61	0.27	0.61	0.88	(0.27)	—	(0.27)	10.22
Period Ended 9/30/18(c)	10.00	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)	9.61
Class Y
Six Months Ended 3/31/22 (Unaudited)	$10.19	0.07	(0.69)	(0.62)	(0.07)	(0.07)	(0.14)	$ 9.43
Period Ended 9/30/21(d)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

(c)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

(d)	For the period from April 12, 2021 (commencement of operations) to September 30, 2021.

   FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/22 (Unaudited)	(6.14)%(b)	$ 20	0.70%(c)	1.05%(c)	39.75%(c)	19%
Year Ended 9/30/21	(1.47)%	21	0.70%	0.91%	54.43%	36%
Period Ended 9/30/20(d)	5.48%(b)	11	0.70%(c)	1.56%(c)	85.65%(c)	31%
Class I
Six Months Ended 3/31/22 (Unaudited)	(6.01)%(b)	$75,861	0.45%(c)	1.30%(c)	0.55%(c)	19%
Year Ended 9/30/21	(1.13)%	77,793	0.45%	1.14%	0.73%	36%
Year Ended 9/30/20	7.18%	21,661	0.45%	1.94%	1.08%	31%
Year Ended 9/30/19	9.27%	6,467	0.45%	2.67%	1.62%	175%
Period Ended 9/30/18(e)	(2.14)%(b)	2,630	0.45%(c)	2.29%(c)	3.82%(c)	329%
Class R6
Six Months Ended 3/31/22 (Unaudited)	(5.99)%(b)	$78,529	0.40%(c)	1.83%(c)	0.48%(c)	19%
Year Ended 9/30/21	(1.17)%	81,762	0.40%	1.14%	0.62%	36%
Year Ended 9/30/20	7.33%	16,113	0.40%	2.06%	0.97%	31%
Year Ended 9/30/19	9.33%	17,158	0.40%	2.73%	1.52%	175%
Period Ended 9/30/18(e)	(2.10)%(b)	2,447	0.40%(c)	2.33%(c)	3.70%(c)	329%
Class Y
Six Months Ended 3/31/22 (Unaudited)	(6.09)%(b)	$56,722	0.40%(c)	0.99%(c)	0.48%(c)	19%
Period Ended 9/30/21(f)	0.90%(b)	60,373	0.40%(c)	0.99%(c)	0.59%(c)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from January 28, 2020 (commencement of operations) to September 30, 2020.

   FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.
(f)	For the period from April 12, 2021 (commencement of operations) to September 30, 2021.

See Notes to the Financial Statements.

    NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 19 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the Access Capital Community Investment Fund was reorganized into a series of the Trust, effective July 28, 2008.This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data,

    NOTES TO FINANCIAL STATEMENTS

estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

    NOTES TO FINANCIAL STATEMENTS

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$26,801,826	$—	$26,801,826
U.S. Government Agency Backed Mortgages	—	624,011,959	—	624,011,959
U.S. Government Agency Obligations	—	52,064,935	50,724	52,115,659
Investment Company	30,507,225	—	—	30,507,225
Corporate Bonds	—	253,943	—	253,943
Other Financial Instruments*
Financial futures contracts	426,378	—	—	426,378

Total Assets	$30,933,603	$703,132,663	$50,724	$734,116,990

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(929,537)	$—	$—	$(929,537)

    NOTES TO FINANCIAL STATEMENTS

Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$55,202,449	$—	$55,202,449
U.S. Government Agency Backed Mortgages	—	58,451,599	—	58,451,599
U.S. Government Agency Obligations	—	12,197,538	—	12,197,538
Asset Backed Securities	—	17,828,897	—	17,828,897
Collateralized Mortgage Obligations	—	2,019,588	—	2,019,588
Investment Company	4,176,700	—	—	4,176,700
Corporate Bonds	—	59,895,463	—	59,895,463
Other Financial Instruments*
Financial futures contracts	1,065,117	—	—	1,065,117

Total Assets	$5,241,817	$205,595,534	$—	$210,837,351

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(854,027)	$—	$—	$(854,027)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

(a)	Rounds to zero.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/21(value)	$48,368
Change in unrealized appreciation (depreciation)	2,356
Balance as of 3/31/22(value)	$50,724

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

   NOTES TO FINANCIAL STATEMENTS

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agency Obligations (Small Business Administration)	$50,724	Discounted Cash Flow	Yield (Discount Rate of Cash Flows) Constant Default Rate Amortization Rate	3.295%-5.31%(4.01%) 0.00%(0.00%) 0.0024-0.0025(0.0024)

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of March 31, 2022 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2022, the Funds each have outstanding TBA commitments.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

   NOTES TO FINANCIAL STATEMENTS

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2022.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2022.

   NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Financial Instrument as of March 31, 2022
Statement of Assets and Liabilities Location
Asset Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$426,378	$1,065,117
Total	$426,378	$1,065,117

Liability Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$929,537	$854,027
Total	$929,537	$854,027

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2022 is as follows:

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$2,788,810	$(283,091)
Total	$2,788,810	$(283,091)

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(1,572,688)	$714,830
Total	$(1,572,688)	$714,830

For the period ended March 31, 2022, the average volume of derivative activities based on endingquarterly outstanding amounts are as follows:

	Access Capital Community Investment Fund	Impact Bond Fund
Futures long position (contracts)	175	119
Futures short position (contracts)	234	280

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties

   NOTES TO FINANCIAL STATEMENTS

are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2021	Purchases	Sales	Value March 31, 2022	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Access Capital Community Investment Fund	$30,836,880	$130,603,023	$130,932,678	$30,507,225	$4,510
Impact Bond Fund	600,418	33,827,121	30,250,839	4,176,700	599

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the

   NOTES TO FINANCIAL STATEMENTS

expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Access Capital Community Investment Fund	0.35%
Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class IS Annual Rate	Class R6 Annual Rate	Class Y Annual Rate
Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2023, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of March 31, 2022, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/19	FYE 9/30/20	FYE 9/30/21	FYE 9/30/22	Total
Access Capital Community Investment Fund	$—	$—	$262,157	$208,479	$470,636
Impact Bond Fund	95,035	199,252	243,047	96,444	633,778

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

   NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2022, the amount waived was $16,734 and $1,572 for Access Capital Community Investment Fund and Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $76,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the initial launch of the Impact Bond Fund and the subsequent launch of Class A and Class Y shares, the Advisor invested seed capital in the Fund to provide the Fund or share class with its initial investment assets. The table below shows, as of March 31, 2022, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Impact Bond Fund	$211,131,979	6,571,668	29.4%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory

   NOTES TO FINANCIAL STATEMENTS

Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2022, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2022.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2022 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Access Capital Community Investment Fund	$1,457,474	$2,069,654	$110,222,165	$72,807,757
Impact Bond Fund	32,299,790	24,525,853	14,358,940	15,504,270

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$ 721,339	$4,289,357	$—	$13,950
Distributions reinvested	103,153	245,262	280	301
Cost of shares redeemed	(1,637,558)	(6,622,084)	—	(2,915)
Change in Class A	$ (813,066)	$ (2,087,465)	$280	$11,336
Class I
Proceeds from shares issued	$74,600,935	$213,915,716	$9,229,597	$61,822,014
Distributions reinvested	4,017,263	7,320,148	1,140,316	768,897
Cost of shares redeemed	(59,167,582)	(67,319,554)	(6,240,639)	(5,229,312)
Change in Class I	$19,450,616	$153,916,310	$4,129,274	$57,361,599
Class IS
Proceeds from shares issued	$12,675,535	$ 21,271,997	$—	$—
Distributions reinvested	328,785	486,624	—	—
Cost of shares redeemed	(2,246,056)	(5,500,834)	—	—

   NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Change in Class IS	$10,758,264	$ 16,257,787	$ —	$ —

Class R6
Proceeds from shares issued	$ —	$ —	$ 2,699,188	$ 65,700,000
Distributions reinvested	—	—	1,182,133	691,801
Cost of shares redeemed	—	—	(950,015)	—

Change in Class R6	$ —	$ —	$ 2,931,306	$ 66,391,801

Class Y
Proceeds from shares issued	$ —	$ —	$ —	$ 60,000,000
Distributions reinvested	—	—	876,682	275,265
Change in Class Y	$ —	$ —	$ 876,682	$ 60,275,265

Change in net assets resulting from capital transactions	$29,395,814	$168,086,632	$7,937,542	$184,040,001

SHARE TRANSACTIONS:
Class A
Issued	83,191	472,755	—	1,371
Reinvested	11,831	27,148	28	29
Redeemed	(187,309)	(730,240)	—	(285)

Change in Class A	(92,287)	(230,337)	28	1,115

Class I
Issued	8,532,843	23,646,511	931,326	6,018,469
Reinvested	461,147	811,194	114,247	74,181
Redeemed	(6,789,933)	(7,452,922)	(639,132)	(505,350)

Change in Class I	2,204,057	17,004,783	406,441	5,587,300

Class IS
Issued	1,466,177	2,351,468	—	—
Reinvested	37,853	54,010	—	—
Redeemed	(256,908)	(608,900)	—	—

Change in Class IS	1,247,122	1,796,578	—	—

Class R6
Issued	—	—	274,608	6,433,228
Reinvested	—	—	118,447	66,835
Redeemed	—	—	(92,775)	—

Change in Class R6	—	—	300,280	6,500,063

   NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021
Class Y
Issued	—	—	—	5,900,690
Reinvested	—	—	87,905	26,844

Change in Class Y	—	—	87,905	5,927,534

Change in shares resulting from capital transactions	3,358,892	18,571,024	794,654	18,016,012

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Access Capital Community Investment Fund	$772,508,745	$3,235,350	$(42,053,483)	$(38,818,133)
Impact Bond Fund	224,860,379	114,977	(15,203,122)	(15,088,145)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2021 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Access Capital Community Investment Fund	$13,346,199	$—	$13,346,199	$13,346,199
Impact Bond Fund	1,493,156	300,119	1,793,275	1,793,275

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

   NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2022.

During the year ended September 30, 2021, the Access Capital Community Investment Fund utilized $1,075,684 of capital losses.

As of September 2021, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $10,299,880 and a long-term capital loss carryforward of $22,211,323 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2021.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 30, 2022. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2022. During the six months ended March 31, 2022, the Funds did not utilize this line of credit.

9. Significant Risks

Shareholder concentration risk:

As of March 31, 2022, the following Funds had omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Access Capital Community Investment Fund	1	16.6%
Impact Bond Fund	1	18.2%

In addition, an unaffiliated shareholder owned 26.8% of the Impact Bond Fund as of March 31, 2022. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

   NOTES TO FINANCIAL STATEMENTS

In response to political and military actions undertaken by Russia, the U.S., European Union, and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair the a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2022, none of the Funds’ investments were in violation of such sanctions.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

   SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class IS, Class I, Class R6 and Class Y shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class IS

Class IS shares are offered in Access Capital Community Investment Fund and are available to investors who meet the $2,500 minimum initial investment requirement. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class Y

Class Y shares are offered in Impact Bond Fund for institutional investors that hold shares through an account held directly with the Fund and meet the $5,000,000 minimum requirement for initial investment. This share class does not have an upfront sales charge (load) or a 12b-1 distribution and servicing fee.

   SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21–3/31/22	Annualized Expense Ratio During Period 10/1/21–3/31/22
Access Capital Community Investment Fund
Class A	$1,000.00	$ 945.70	$3.88	0.80%
Class I	1,000.00	948.40	2.19	0.45%
Class IS	1,000.00	947.50	1.94	0.40%
Impact Bond Fund
Class A	1,000.00	938.60	3.38	0.70%
Class I	1,000.00	939.90	2.18	0.45%
Class R6	1,000.00	940.10	1.93	0.40%
Class Y	1,000.00	939.10	1.93	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

   SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Expenses Paid During Period* 10/1/21-3/31/22	Annualized Expense Ratio During Period 10/1/21-3/31/22
Access Capital Community Investment Fund
Class A	$1,000.00	$1,020.94	$4.03	0.80%
Class I	1,000.00	1,022.69	2.27	0.45%
Class IS	1,000.00	1,022.94	2.02	0.40%
Impact Bond Fund
Class A	1,000.00	1,021.44	3.53	0.70%
Class I	1,000.00	1,022.69	2.27	0.45%
Class R6	1,000.00	1,022.94	2.02	0.40%
Class Y	1,000.00	1,022.94	2.02	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

   STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of RBC Funds Trust (the “Trust”), including each of its series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule” and the “1940 Act,” respectively). The Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of RBC Global Asset Management (U.S.) Inc. (“RBC”), the investment adviser to each Fund, as the Program Administrator for the Program. RBC administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee (the “Committee”), as set forth in the Program.

RBC, as Program Administrator, provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report covered the year ending December 31, 2021 (the “Review Period”).

I. Key Conclusions of the Report

The Program, as implemented, is reasonably designed to assess and manage each Fund’s liquidity risk. During the Review Period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. No Fund was required to set an HLIM and each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. There were no material changes to the Program implemented during the Review Period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and in Board reporting throughout the Review Period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Cash Flow. The Funds’ cash flows did not have a material effect on the ability to meet redemptions during the Review Period.

    STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the Review Period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

B. Review of Initial Liquidity Risk

During the Review Period, the Trust launched three new Funds. The Program Administrator conducted initial liquidity risk reviews for each of these Funds and concluded that there were no significant liquidity risk concerns related to any of them.

C. Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the Review Period, the Funds classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the Review Period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the Review period.

Classification Review. As required by the Liquidity Rule, the Funds reviewed liquidity classifications on a monthly basis during the Review Period as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. During the Review Period, the Program Administrator determined that there were no material operational issues with the process for classifying portfolio holdings.

D. HLIM

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the Review Period as described in the Report. Accordingly, an HLIM was not required for any Fund during the Review Period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the Review Period did any Fund breach the 15% limit.

    STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

F. Redemptions in Kind

There were planned redemptions in-kind effected in two Funds during the Review Period. The investment teams were given ample notice ahead of the redemptions and were able to prepare for the outflows.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-LIQUID were required to be filed during the period and none were filed.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2022.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-II SAR 03-22

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

      Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 2, 2022

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	August 2, 2022

* Print the name and title of each signing officer under his or her signature.